                                                            File Number 33-47858
                                                                        811-6666

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         Post-Effective Amendment No.  7


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 7


      SEPARATE ACCOUNT I OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA
      --------------------------------------------------------------------
                              (Exact Name of Trust)


                 STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA
                 ----------------------------------------------
                               440 Lincoln Street
                          Worcester Massachusetts 01653

                                 (508) 855-1000
               (Registrant's telephone number including area code)

                 Richard J. Baker, Vice President and Secretary
                 State Mutual Life Assurance Company of America
                               440 Lincoln Street
                          Worcester Massachusetts 01653
                (Name and complete address of agent for service)


             It is proposed that this filing will become effective:


            ___ on ____________ pursuant to paragraph (a) of Rule 485
            ___ 60 days after filing pursuant to paragraph (a) of Rule 485
            ___ immediately after filing pursuant to paragraph (b) of Rule 485
             X  on October 16, 1995  pursuant to paragraph (b) of Rule 485


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24F-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1994 was filed on February 21, 1995.

             Cross Reference Sheet Showing Location in Prospectus of
                          Items Called for by Form N-4


FORM N-4 ITEM NO.              CAPTION IN PROSPECTUS


1. . . . . . . . . . . . . .   Cover Page

2. . . . . . . . . . . . . .   "Special Terms"

3. . . . . . . . . . . . . .   "Summary"; "Annual and Transaction Expenses"

4. . . . . . . . . . . . . .   Omitted

5. . . . . . . . . . . . . .   "Description of the Company, the Separate
                               Account and the Trust"

6. . . . . . . . . . . . . .   "Charges and Deductions:

7. . . . . . . . . . . . . .   "Description of the Contract"

8. . . . . . . . . . . . . .   Omitted

9. . . . . . . . . . . . . .   "Death Benefit"

10 . . . . . . . . . . . . .   "Contributions"; "Computation of IRA Account
                               Values and Annuity Payments"

11 . . . . . . . . . . . . .   "Surrender Privilege"; "Redemption Privilege"

12 . . . . . . . . . . . . .   "Federal Tax Considerations"

13 . . . . . . . . . . . . .   "Legal Matters"

14 . . . . . . . . . . . . .   "Table of Contents of the Statement of
                               Additional Information"

FORM N-4 ITEM NO.              CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15 . . . . . . . . . . . . .   "Cover Page"

16 . . . . . . . . . . . . .   "Table of Contents"

17 . . . . . . . . . . . . .   "General Information and History"

18 . . . . . . . . . . . . .   "Services"

19 . . . . . . . . . . . . .   "Underwriters"

20 . . . . . . . . . . . . .   "Underwriters"

21 . . . . . . . . . . . . .   "Performance Information"

22 . . . . . . . . . . . . .   "Annuity Payments"

23 . . . . . . . . . . . . .   "Financial Statements"

                              PROSPECTUS SUPPLEMENT
                               Separate Account I
                  (Supplement to prospectus dated May 1, 1995)



Effective October 16, 1995, State Mutual Life Assurance Company of America converted from a Massachusetts mutual life insurance company to a Massachusetts stock life company, and concurrently changed its name to FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY ("Company"). The Company is a wholly-owned subsidiary of Allmerica Financial Corporation, 440 Lincoln Street, Worcester, Massachusetts, 01653. The attached prospectus is hereby amended to delete the name "State Mutual Life Assurance Company of America" and to substitute FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY.


                                      * * *

The following is inserted as the third paragraph, under the caption "B. Transfer Privilege":

Effective November 1, 1995, automatic transfers may also be made from policy value allocated to the Company's General Account (a) to one or more of the Subaccounts or (b) in order to reallocate Policy value among the Subaccounts. Automatic transfers from the General Account may be made on a monthly, bimonthly, or quarterly basis, provided that: (I) the amount of each monthly transfer cannot exceed 10% of policy value in the General Account as of the date of the first transfer; (ii) each bimonthly transfer cannot exceed 20% of policy value in the General Account as of the date of the first transfer; (iii) each quarterly transfer cannot exceed 25% of policy value in the General Account as of the date of the first transfer.


                                      * * *


                                        SUPPLEMENT DATED OCTOBER 16, 1995

                 STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

                 GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH
                               SEPARATE ACCOUNT I

This Prospectus describes group variable annuity contracts ("Contracts") offered by State Mutual Life Assurance Company of America ("Company"). Each Contract establishes for the benefit of Participant-Owners under the Contracts individual retirement annuities ("IRA Accounts") qualified under Section 408(b) of the Internal Revenue Code ("Code"). (For information about the tax status of IRA Accounts, see "FEDERAL TAX CONSIDERATIONS.") Such Participant-Owners are employees or former employees of the Policyholder (or spouses of such employees or former employees, in the case of spousal IRA Accounts). An individual certificate of coverage ("Certificate") will be issued to each Participant-Owner as evidence of his or her rights and benefits under the Contract. The Contracts permit net contributions to each IRA Account to be allocated among Sub-Accounts of Separate Account I, which invest in the following funds of Allmerica Investment Trust ("Trust"): the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund and Government Bond Fund (the "Underlying Funds"). More information about the Underlying Funds can be found in the prospectus for the Trust. The "SUMMARY" that follows provides basic information about the Contracts. More detailed information can be found under the referenced captions in the Prospectus.

This Prospectus generally describes only the variable accumulation aspects of the Contracts, except where General Account interests, including fixed values and annuity payments, are specifically mentioned. ALLOCATIONS TO AND TRANSFERS TO AND FROM THE GENERAL ACCOUNT ARE NOT PERMITTED IN CERTAIN STATES. Certain additional information about the Contracts is contained in a Statement of Additional Information, dated May 1, 1995, as may be amended from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is listed on page 5 of this Prospectus. The Statement of Additional Information is available upon request and without charge. To obtain the Statement of Additional Information, contact Allmerica Institutional Services, Station C-36, State Mutual Life Assurance Company, 440 Lincoln Street, Worcester, Massachusetts 01653, 1-800-533-7865.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF ALLMERICA INVESTMENT TRUST.

INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                DATED MAY 1, 1995

                                     SUMMARY

IRA ACCOUNT. Each IRA Account established under the Contract is intended to be an individual retirement annuity qualified under Section 408(b) of the Internal Revenue Code ("Code"). See "Individual Retirement Annuities." An IRA Account may be established by a Participant-Owner with a rollover distribution from a qualified retirement plan maintained by the Policyholder. Such Participant-Owner may also establish an additional IRA Account for his or her spouse. Separate IRA Accounts will be maintained under the Contract for rollover contributions and annual deductible and non-deductible contributions, unless a Participant-Owner requests otherwise in writing. A separate Certificate will be issued for each IRA Account maintained for the Participant-Owner.

INVESTMENT OPTIONS. The Contracts permit net contributions to each IRA Account to be allocated among Sub-Accounts of Separate Account I ("Separate Account"), a separate account of the Company, and of the General Account, where available. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act"), but such registration does not involve the supervision of the management or investment practices or policies of the Separate Account by the Securities and Exchange Commission (the "SEC"). For information about the Separate Account and the Company, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE TRUST." For more information about the General Account, see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Each Sub-Account of the Separate Account invests its assets without sales charge in a corresponding investment series of Allmerica Investment Trust (the "Trust"). The Trust is an open-end, diversified series investment company. The following five funds of the Trust are offered under this Prospectus: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund and Government Bond Fund (the "Underlying Funds"). Each Underlying Fund operates pursuant to different investment objectives, discussed below.

INVESTMENT IN THE SUB-ACCOUNTS OF THE SEPARATE ACCOUNT. Until the Valuation Date that is 15 days from the date the IRA Account was established, all Separate Account allocations will be held in the Money Market Sub-Account. Thereafter, all amounts will be allocated according to the Participant-Owner's instructions. The value of each Sub-Account of the Separate Account will vary daily depending on the performance of the investments made by the respective Underlying Funds.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of an IRA Account will equal or exceed the aggregate amount of contributions made to the IRA Account. For more information about the investments of the Underlying Funds, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE TRUST." The accompanying prospectus of the Trust describes the investment objectives and risks of each of the Underlying Funds.

Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS AMONG SUB-ACCOUNTS. The Contracts permit amounts to be transferred prior to the Annuity Date among the Sub-Accounts of the Separate Account and, where available, the General Account, subject to certain limitations described under "Transfer Privilege."

ANNUITY PAYMENTS. The Participant-Owner may choose the form of annuity benefit to commence on the Participant-Owner's Annuity Date. All annuity benefits are funded through the General Account and are guaranteed by the Company.

See "DESCRIPTION OF THE CONTRACT" for information about annuity payment options, selecting the Annuity Date, and how annuity payments are calculated.

REVOCATION RIGHTS. A Participant-Owner may revoke his or her IRA Account at any time between the date of the application for the IRA Account and the date 10 days after receipt of his or her Certificate. For more information about revocation rights, see "RIGHT TO REVOKE IRA ACCOUNT."

CONTRIBUTION MINIMUMS AND MAXIMUMS. Under the Contracts, additional contributions are not limited as to frequency and number, except that certain contributions must be received by the Company by April 15 of the year following the calendar year to which the contributions are attributable. See "Contributions."

The minimum initial contribution from a rollover distribution is the lesser of
(1) $3,500, or (2) such smaller amount as meets the Company's then current rules. The maximum initial contribution is the amount equal to the taxable portion of the Participant-Owner's rollover distribution.

A Participant-Owner may make additional contributions, subject to the following requirements: The minimum additional contribution is the lesser of (1) $1,000, or (2) such smaller amount as meets the Company's then current rules. The maximum additional contributions, including both deductible and nondeductible contributions, for any taxable year of the Participant-Owner to an IRA Account established by a Participant-Owner with a rollover distribution is the lesser of
(1) $2,000, or (2) 100% of the Participant-Owner's compensation for that taxable year. A Participant-Owner may make an additional rollover contribution. Additional rollover contributions are not subject to maximum contribution limits.

A Participant-Owner who has established an IRA Account may also establish a spousal IRA Account. The maximum total contributions to both IRA accounts in any taxable year is $2,250, of which amount no more than $2,000 may be contributed to any one IRA Account.

CHARGES AND DEDUCTIONS. For a complete discussion of charges, see "CHARGES AND DEDUCTIONS."

SURRENDER AND REDEMPTION CHARGE. No sales charge is deducted from contributions at the time the contributions are made. However, a withdrawal charge of 4% will be made on any amount withdrawn from a General Account Sub-Account on other than its maturity date, and upon the election of an annuity for a specified number of years, subject to certain exceptions. No sales charge is deducted upon withdrawal from any Sub-Account of the Separate Account. In those states where allocations to and transfers to and from the General Account are not permitted, no withdrawal charge applies.

PREMIUM TAXES. A deduction for State and local premium taxes, if any, may be made as described under "Premium Taxes."

ANNUAL IRA ACCOUNT FEE. Prior to the Annuity Date, an IRA Account Fee equal to $25 will be deducted annually from each IRA Account for administrative expenses. The fee will be deducted on the last Valuation Date of the month of the anniversary of the establishment of the IRA Account and on the date the IRA Account is surrendered.

SEPARATE ACCOUNT ASSET CHARGES. A daily charge, equivalent to 0.90% per annum, is made on the value of each Separate Account Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover Separate Account administrative expenses, the Company deducts a daily charge of 0.25% per annum of the value of the average net assets in the Separate Account Sub-Accounts.

CHARGES OF THE UNDERLYING FUNDS. In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. These charges vary among the Underlying Funds and may range from an annual rate of 0.43% to an annual rate of 0.60% of average daily net assets.

SURRENDER AND REDEMPTION PRIVILEGE. At any time before the Annuity Date, the Participant-Owner has the right either to surrender the IRA Account in full and receive its Surrender Value (Accumulated Value minus the IRA Account Fee and any applicable withdrawal charge) or to redeem a portion of the Accumulated Value of the IRA Account subject to certain limits and any applicable withdrawal charge.

DEATH BENEFIT. If a Participant-Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary. The death benefit will be equal to the Accumulated Value of the IRA Account.

SALES OF CONTRACTS AND CERTIFICATES. The Contracts and Certificates thereunder are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc. ("Allmerica Investments"), a broker-dealer affiliate of the Company.

                        TABLE OF CONTENTS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION . . .5
SPECIAL TERMS  . . . . . . . . . . . . . . . . . . . . . . . . . .6
ANNUAL AND TRANSACTION EXPENSES. . . . . . . . . . . . . . . . . .7
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . .9
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . 10
WHAT IS AN INDIVIDUAL RETIREMENT ANNUITY?. . . . . . . . . . . . 10
RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY. . . . . . . . . . 11
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE TRUST . 11
     THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . 11
     THE SEPARATE ACCOUNT. . . . . . . . . . . . . . . . . . . . 12
     ALLMERICA INVESTMENT TRUST. . . . . . . . . . . . . . . . . 12
     INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . 12
     INVESTMENT ADVISORY SERVICES TO THE TRUST . . . . . . . . . 13
     ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS . . . . . 14
VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . 15
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . 16
     SURRENDER AND REDEMPTION CHARGE . . . . . . . . . . . . . . 16
     PREMIUM TAXES . . . . . . . . . . . . . . . . . . . . . . . 17
     IRA ACCOUNT FEE . . . . . . . . . . . . . . . . . . . . . . 17
     ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS. . . . . . . 17
     OTHER CHARGES . . . . . . . . . . . . . . . . . . . . . . . 18
DESCRIPTION OF THE CONTRACT. . . . . . . . . . . . . . . . . . . 18
     CONTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . . 19
     TRANSFER PRIVILEGE. . . . . . . . . . . . . . . . . . . . . 20
     SURRENDER PRIVILEGE . . . . . . . . . . . . . . . . . . . . 20
     REDEMPTION PRIVILEGE. . . . . . . . . . . . . . . . . . . . 20
     DEATH BENEFIT . . . . . . . . . . . . . . . . . . . . . . . 21
     THE SPOUSE OF THE PARTICIPANT-OWNER AS BENEFICIARY. . . . . 21
     OWNERSHIP AND NON-ALIENATION OF IRA ACCOUNTS. . . . . . . . 21
     ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE . . . . . 21
     DESCRIPTION OF ANNUITY OPTIONS. . . . . . . . . . . . . . . 22
     COMPUTATION OF IRA ACCOUNT VALUES AND ANNUITY PAYMENTS. . . 23
FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . 24
     TAXATION OF THE CONTRACTS IN GENERAL. . . . . . . . . . . . 25
     TAX WITHHOLDING AND PENALTIES . . . . . . . . . . . . . . . 25
     INDIVIDUAL RETIREMENT ANNUITIES IN GENERAL. . . . . . . . . 26
REPORTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
CHANGES IN OPERATION OF THE SEPARATE ACCOUNT . . . . . . . . . . 27
LEGAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . 27
FURTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 27
APPENDIX A - MORE INFORMATION ABOUT THE GENERAL ACCOUNT. . . . . 27

                 STATEMENT OF ADDITIONAL INFORMATION
                           TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . .2
TAXATION OF THE SEPARATE ACCOUNT AND THE COMPANY . . . . . . . . .2
SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . .3
ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . .3
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . .5
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . .6

                                  SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATED VALUE: the value of an IRA Account on any Valuation Date prior to the Annuity Date, equal to the sum of the value of all Accumulation Units in the Sub-Accounts of the Separate Account and of the value of all accumulations in the General Account of the Company then credited to the IRA Account.

ACCUMULATION UNIT: a measure of the Participant-Owner's interest in a Sub-Account of the Separate Account prior to the Annuity Date.

ANNUITY DATE:  the date on which annuity payments are to start.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate investment account.

PARTICIPANT-OWNER: an employee or former employee of the Policyholder who makes contributions under the Contract in accordance with its provisions.

SEPARATE ACCOUNT: Separate Account I of the Company. Separate Account I consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: respecting the Separate Account, a subdivision offered under this Prospectus which invests exclusively in the shares of an Underlying Fund of Allmerica Investment Trust; respecting the General Account, an account, with a fixed interest rate guaranteed until a specified maturity date, maintained within the General Account for crediting interest to Participant-Owner contributions allocable to the General Account.

SURRENDER VALUE: the Accumulated Value of an IRA Account minus any IRA Account Fee and withdrawal charge applicable upon surrender.

UNDERLYING FUNDS: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund and Government Bond Fund of Allmerica Investment Trust.

VALUATION DATE: a day on which the Accumulated Values of all IRA Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Contract or Certificate was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current net asset value of the Sub-Accounts of the Separate Account may be materially affected.

VALUATION PERIOD:  the interval between two consecutive Valuation Dates.

                         ANNUAL AND TRANSACTION EXPENSES

The purpose of the following tables is to assist the Participant-Owner in understanding the various costs and expenses that a Participant-Owner will bear directly or indirectly under the Contract. The tables reflect charges under the Contract, expenses of the Separate Account Sub-Accounts, and expenses of the Underlying Funds. In addition to the charges and expenses described below, in some states premium taxes may be applicable.

PARTICIPANT-OWNER TRANSACTION EXPENSES

SURRENDER AND REDEMPTION CHARGE:
     None on value in Separate Account Sub-Accounts. (A charge may be made on surrender or partial redemption of the IRA Account, equal to 4% of the amount withdrawn from a General Account Sub-Account on other than its maturity date.)

TRANSFER CHARGE:
     None.

ANNUAL IRA ACCOUNT FEE:
     An annual IRA Account Fee of $25 is deducted prior to the Annuity Date.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

MORTALITY AND EXPENSE RISK CHARGE:
     0.90%

ADMINISTRATIVE EXPENSE CHARGE:
     0.25%

TOTAL ANNUAL EXPENSES:
     1.15%

                               ALLMERICA INVESTMENT TRUST



                                       Investment     Money    Equity   Government
                          Growth      Grade Income    Market   Index       Bond
ANNUAL FUND EXPENSES       Fund          Fund          Fund     Fund       Fund
                          ------      ------------    ------   ------   ----------
Management Fees           0.48%          0.42%         0.31%    0.35%      0.50%

Other Fund Expenses       0.08%          0.16%         0.14%    0.22%      0.20%
                          ------      ------------    ------   ------   ----------
Total Fund Expenses       0.56%          0.58%         0.45%    0.57%      0.70%

Under the Management Agreement with the Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 1.20% of average net assets for the Growth Fund, 1.00% for the Investment Grade Income Fund and Government Bond Fund and 0.60% for the Money Market Fund and Equity Index Fund. The total operating expenses of the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund and Government Bond Fund were less than their respective expense limitations throughout 1994. The declaration of a voluntary expense limitation in any year does not bind the Manager to declare future expense limitations with respect to any Fund.

The following Examples demonstrate the cumulative expenses which would be paid by the Participant-Owner at 1-year, 3-year, 5-year and 10-year intervals, assuming a $1,000 investment in a Separate Account Sub-Account and a 5% annual return on assets. Because the expenses of the Underlying Funds differ, separate Examples are used to illustrate the expenses incurred by a Participant-Owner on an investment in the various Sub-Accounts of the Separate Account. No withdrawal charge is illustrated in the Examples because there is no withdrawal charge applied to investments in a Separate Account Sub-Account. Whether or not the Participant-Owner surrenders or annuitizes at the end of the applicable period, the illustrated expenses would be the same.

THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                                1 Year   3 Year   5 Year    10 Year
Growth Fund                     $20.40   $63.03   $108.21   $233.01
Investment Grade Income Fund    $20.60   $63.66   $109.28   $235.33
Money Market Fund               $19.29   $59.58   $102.29   $220.26
Equity Index Fund               $20.50   $63.35   $108.75   $234.17
Government Bond Fund            $21.82   $67.42   $115.74   $249.24

As required in rules promulgated under the 1940 Act, the IRA Account Fee has been reflected in the Examples by a method intended to show the "average" impact of the IRA Account Fee on an investment in the Separate Account. The total IRA Account Fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is .30%, and the amount of the IRA Account Fees is assumed to be $3.00 in the Examples. After annuitization, the IRA Account Fee is not deducted.

                         CONDENSED FINANCIAL INFORMATION
                 State Mutual Life Assurance Company of America
                               Separate Account I


                                                  1994          1993
                                                  ----          ----
Growth
Sub Account 1
Net Asset Value:

Beginning of Period                             107.455       100.000 *

End of Period                                   106.389       107.455

Number of Units Outstanding at End of                 4             3
Period (in thousands)

Investment Grade Income
Sub-Account 2
Net Asset Value:

Beginning of Period                             104.357       100.000 *

End of Period                                   100.109       104.357

Number of Units Outstanding at End of                 1             1
Period (in thousands)


Money Market
Sub-Account 3
Net Asset Value:

Beginning of Period                             101.316       100.000 *

End of Period                                   104.088       101.316

Number of Units Outstanding at End of                 4             1
Period (in thousands)

Index Stock
Sub-Account 4
Net Asset Value:

Beginning of Period                             106.555       100.000 *

End of Period                                   106.437       106.555

Number of Units Outstanding at End of                 1             1
Period (in thousands)

Government Bond
Sub-Account 5
Net Asset Value:

Beginning of Period                             101.808       100.000 *

End of Period                                    99.753       101.808

Number of Units Outstanding at End of                 1             3
Period (in thousands)

* The inception date respecting Sub-Accounts 2 and 3 was April 6, 1993. The inception date respecting Sub-Accounts 1 and 4 was May 14, 1993. The inception date respecting Sub-Account 5 was May 17, 1993.


                             PERFORMANCE INFORMATION

The Company from time to time may advertise the "total return" of the Sub-Accounts and the "yield" and "effective yield" of the Money Market Sub-Account. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The "yield" of the Money Market Sub-Account refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar, but when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Sub-Account's asset charges. The total return figures also reflect the $25 annual IRA Account Fee.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morning Star, Inc. who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                   WHAT IS AN INDIVIDUAL RETIREMENT ANNUITY?

Each IRA Account established under the Contract is intended to be an individual retirement annuity qualified under Section 408(b) of the Code. See "Individual Retirement Annuities." An IRA Account may be established by a Participant-Owner with a rollover distribution from a qualified retirement plan maintained by the Policyholder which is eligible for rollover treatment as described in Section 402(a)(5), 402(a)(6) or 403(a)(4) of the Code. Such Participant-Owner may also establish an additional IRA Account for his or her spouse. Separate IRA Accounts will be maintained under the Contract for rollover contributions and annual deductible and non-deductible contributions, unless a Participant-Owner requests otherwise in writing. A separate Certificate will be issued for each IRA Account maintained for the Participant-Owner.

In general, an annuity is designed to provide a retirement income in the form of monthly payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments."

Under an annuity, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the payee, regardless of how long the payee lives or how long all payees as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the contract, regardless of actual costs of operations.

The Participant-Owner's contributions, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the payee for life or for such other period chosen by the Participant-Owner. Annuity payments under the Contracts are fixed and guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed annuities, see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

During variable accumulation, values are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in accumulated value. If the portfolio increases in value, the accumulated value increases. If the portfolio decreases in value, the accumulated value decreases.

               RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY

The Participant-Owner may revoke his or her IRA Account at any time between the date of the application for the IRA Account and the date 10 days after receipt of the Certificate. Within seven days the Company will refund the greater of
(1) the entire contribution, or (2) the Accumulated Value plus any amounts deducted from the IRA Account or by the Trust for taxes, charges or fees. In order to revoke the IRA Account, the Participant-Owner must mail or deliver the Certificate (if it has already been received), to the Home Office of the Company at 440 Lincoln Street, Worcester, Massachusetts 01653, or to any local agency of the Company. Mailing or delivery must occur on or before 10 days after receipt of the Certificate for revocation to be effective.

The liability of the Separate Account under this provision is limited to the Participant-Owner's Accumulated Value in the Separate Account on the date of cancellation. Any additional amounts refunded to the Participant-Owner will be paid by the Company.

         DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE TRUST

THE COMPANY. The Company is a mutual life insurance company organized under the laws of Massachusetts in 1844 and is the fifth oldest life insurance company in America. Its principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000 ("Home Office"). The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1994, the Company and its subsidiaries had over $10 billion in combined assets.

THE SEPARATE ACCOUNT. Separate Account I (the "Separate Account") is a separate investment account of the Company. The Separate Account currently consists of five Sub-Accounts. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Separate Account and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Under Massachusetts law, as provided in the Contracts the assets of the Separate Account cannot be charged with any liabilities arising out of any other business of the Company.

The Separate Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Separate Account meets the definition of "separate account" under federal securities laws and is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of management or investment practices or policies of the Separate Account or the Company by the Commission.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the Commission under the 1940 Act. Such registration does not involve supervision by the Commission of the investments or investment policy of the Trust or its separate investment Funds.

The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Currently, the Trust has eleven investment portfolios, each issuing a series of shares. Five investment portfolios of the Trust ("Underlying Funds") are offered under this Prospectus: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, and Government Bond Fund. The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund have no effect on the investment performance of another Underlying Fund. Shares of the Trust are not offered to the general public but solely to such separate accounts.

Allmerica Investment Management Company, Inc. ("Manager") serves as investment adviser of the Trust. The Manager has entered into sub-adviser agreements with Miller, Anderson & Sherrerd, One Tower Bridge, West Conshohocken, Pennsylvania, which is the sub-adviser for the Growth Fund, and with Allmerica Asset Management, Inc., an indirect wholly owned subsidiary of the Company, which is the sub-adviser for the Investment Grade Income Fund, Money Market Fund, Equity Index Fund and Government Bond Fund.

INVESTMENT OBJECTIVES AND POLICIES. A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THE PROSPECTUS OF THE TRUST, WHICH ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statement of Additional Information of the Trust is available upon request.

GROWTH SUB-ACCOUNT - invests solely in shares of the Growth Fund of the Trust. This Fund is invested primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The primary objective of the Growth Fund is long-term growth of capital. Realization of current income, if any, is incidental to this objective.

INVESTMENT GRADE INCOME SUB-ACCOUNT - invests solely in shares of the Investment Grade Income Fund of the Trust. This Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and realized and unrealized capital gains) as is consistent with prudent investment management.

MONEY MARKET SUB-ACCOUNT - invests solely in shares of the Money Market Fund of the Trust. This Fund is invested in a diversified portfolio of high-quality, short-term debt instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

EQUITY INDEX SUB-ACCOUNT - invests solely in shares of the Equity Index Fund of the Trust. This Fund seeks to provide investment results that correspond generally to the composite price and yield performance of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the composite price and yield performance of the Standard & Poor's 500 composite Stock Index.

GOVERNMENT BOND SUB-ACCOUNT - invests solely in shares of the Government Bond Fund of the Trust. This Fund has the investment objective of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in related options, futures and repurchase agreements.

IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

In the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, the Participant-Owner will be notified of the change. If a Participant-Owner has Accumulated Value in that Sub-Account, the Company will transfer it without charge on written request by the Participant-Owner to another Sub-Account of the Separate Account or to a General Account Sub-Account, if available. The Company must receive the written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy or (2) the receipt of the notice of the Participant-Owner's right to transfer.

INVESTMENT ADVISORY SERVICES TO THE TRUST. The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trustees have entered into a Management Agreement with Allmerica Investment Management Company, Inc. ("Manager"), an indirect wholly-owned subsidiary of the Company, to handle the day-to-day affairs of the Trust. The Manager, subject to review by the Trustees, is responsible for the actual management of the Funds. The Manager is also obligated to perform certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities, and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager.

Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the Commission, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the Trustees who are not affiliated with the Manager, expenses for proxies, prospectuses, and reports to shareholders, and other expenses.

Pursuant to the Management Agreement with the Trust, the Manager has entered into agreements ("Sub-Adviser Agreements") with Miller, Anderson & Sherrerd and Allmerica Asset Management, Inc. ("Sub-Advisers") under which each Sub-Adviser manages the investments of the Funds. (The Management Agreement and the Sub-Adviser Agreements are referred to collectively as the "Agreements.") Miller, Anderson & Sherrerd manages the Growth Fund. Allmerica Asset Management, Inc. manages the Investment Grade Income Fund, Money Market Fund, Equity Index Fund and Government Bond Fund.

Under the Agreements, the Sub-Advisers are authorized to engage in portfolio transactions on behalf of their respective Funds, subject to such general or specific instructions as may be given by the Trustees. The terms of each Agreement cannot be changed without the approval of a majority in interest of the shareholders of the affected Fund.

For providing the services described above, the Manager receives a fee, computed daily at an annual rate based on the average daily net asset value of each fund as follows:


                                       Investment     Money    Equity   Government
                          Growth      Grade Income    Market   Index       Bond
NET ASSET VALUE            Fund          Fund          Fund     Fund       Fund
                          ------      ------------    ------   ------   ----------

First $50 Million         0.60%          0.50%        0.35%    0.35%       0.50%

Next $200 Million         0.50%          0.35%        0.25%    0.30%       0.50%

On the Remainder          0.35%          0.25%        0.20%    0.25%       0.50%


The fee computed with respect to each Fund is paid from the assets of such Fund. The Manager is solely responsible for the payment of all fees to Miller, Anderson & Sherrerd and to the Company.

For its services to the Fund, Miller, Anderson & Sherrerd receives from the Manager a fee based on the aggregate assets of the Growth Fund and certain other accounts of the Company and its affiliates (collectively, the "Affiliated Accounts") which are managed by Miller, Anderson & Sherrerd. The amount of the annual advisory fee paid by the Manager on behalf of the Growth Fund is based on an aggregation of all assets of the Affiliated Accounts managed by Miller, Anderson & Sherrerd under the following schedule:


                       Aggregate Average Assets               Rate
                       ------------------------              ------
                        First $50 million                    0.500%
                        $50 - 100 million                    0.375%
                        $100 - 500 million                   0.250%
                        $500 - 850 million                   0.200%
                        Over $850 million                    0.150%

For its services to the Investment Grade Income Fund, Money Market Fund, Equity Index Fund and Government Bond Fund, Allmerica Asset Management, Inc. will receive from the Manager a fee computed daily at an annual rate based on the average daily net assets of the respective Funds as follows:

    Investment      Money    Equity  Government
   Grade Income    Market    Index      Bond
      Fund          Fund      Fund      Fund
   ------------    -------   ------  ----------
     0.20%         0.10%      0.10%     0.20%

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS. The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account Sub-Accounts or that the Separate Account Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that

Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to an IRA Account interest in a Sub-Account without notice to the Participant-Owner and prior approval of the Commission and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other contracts or certificates or permit a conversion between certificates upon request by a Participant-Owner.

The Company also reserves the right to establish additional Separate Account Sub-Accounts, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required Commission approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Participant-Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are also issued to separate accounts of the Company and its affiliates which issue variable life policies ("mixed funding") and other variable annuities. It is conceivable that in the future such mixed funding may be disadvantageous for variable life or variable annuity policyowners/participant-owners. Although the Company and the Trust do not currently foresee any such disadvantage to either variable life insurance or variable annuity policyowners/participant-owners, the Company and the Trustees of the Trust intend to monitor events in order to identify any material conflicts and to determine what action, if any should be taken in response thereto. If the Trustees of the Trust were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may by appropriate endorsement change the Contract and Certificate thereunder to reflect the substitution or change and will notify Participant-Owners of all such changes. If the Company deems it to be in the best interest of Participant-Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any of its Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Participant-Owners, who will be provided with proxy materials of the Underlying Fund together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company will also vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which a Participant-Owner may cast will be determined by the Company as of the record date established by the Underlying Fund.

The number of Underlying Fund shares attributable to each Participant-Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited under the Contract by the net asset value of one Underlying Fund share.

                             CHARGES AND DEDUCTIONS

Deductions under the Contracts and charges against the assets of the Separate Account Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectus and Statement of Additional Information of the Trust.

SURRENDER AND REDEMPTION CHARGE. No charge for sales expenses is deducted from contributions at the time the contributions are made. However, a withdrawal charge of 4% will be made on any amount withdrawn from a General Account Sub-Account on other than its maturity date, and upon election of an annuity for a specified number of years, subject to certain exceptions described below. No sales charge is deducted upon withdrawals from any Sub-Accounts of the Separate Account.

LED DISTRIBUTIONS. A Participant-Owner may elect to make a series of systematic withdrawals from his or her IRA Account according to a life expectancy distribution ("LED"), by returning a properly signed LED request form to the Company's Home Office. The LED permits the Participant-Owner to make systematic withdrawals from the IRA Account over his or her lifetime. The amount withdrawn from the IRA Account changes each year because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of 6.5 years.

If a Participant-Owner elects the LED, in each calendar year a fraction of the Accumulated Value is withdrawn from the IRA Account based on the Participant-Owner's then life expectancy. The numerator of the fraction is 1
(one) and the denominator of the fraction is the remaining life expectancy of the Participant-Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value of the IRA Account at the beginning of the year to determine the amount to be distributed during the year. The Participant-Owner may elect monthly, bimonthly, quarterly, semiannual or annual distributions and may terminate the LED at any time. The Participant-Owner may also elect to receive distributions under an LED which is determined on the joint life expectancy of the Participant-Owner and a beneficiary. The Company may also offer other systematic withdrawals.

The Company will impose no withdrawal charge respecting any amount received in a calendar year as part of a series of LED distributions that:

(1) does not exceed the minimum amount required to be distributed to satisfy the requirements of Section 401(a)(9) of the Code;

(2)  is withdrawn from a Separate Account Sub-Account;

(3)  is withdrawn from a General Account Sub-Account on its maturity date; or

(4) is withdrawn from one or more General Account Sub-Accounts, but does not exceed 20% of the portion of the Accumulated Value allocated to the General Account on the preceding December 31.

If a Participant-Owner makes withdrawals under the LED distribution prior to age 59 1/2, the withdrawals may be treated by the Internal Revenue Service as premature distributions from the IRA Account. The payments would then be taxed on an "income first" basis and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," " Taxation of the Contracts in General."

SURRENDERS. In a complete surrender, the amount received by the Participant-Owner is equal to the entire Accumulated Value of his or her IRA Account, net of
any applicable withdrawal charge, IRA Account Fee and tax withholding.   For
further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining in the IRA Account for partial redemptions, see

"Surrender" and "Partial Redemption" under "THE VARIABLE ANNUITY CONTRACTS" and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY PAYMENTS BEGIN. If a period certain option is chosen (Option V), a withdrawal charge will be deducted from the Accumulated Value of the IRA Account. Such charge is the same as that which would apply had the IRA Account been surrendered on the Annuity Date.

No withdrawal charge is imposed at the time of annuitization in any Certificate year under an option involving a life contingency (Options I, II, III, IV-A or IV-B).

SALES EXPENSE. Currently, no commissions on the Contracts or Certificates thereunder are paid by the Company. Sales expenses do not result in any additional charge to Participant-Owners or to the Separate Account. The Company intends to recoup sales expenses through a combination of anticipated withdrawal charges, described above, and profits from the General Account. Any withdrawal charges assessed under a Contract will be retained by the Company except for amounts it may pay to Allmerica Investments for services it performs and expenses it may incur as principal underwriter and general distributor.

PREMIUM TAXES. Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, where applicable. In accordance with the laws of the state involved, the premium tax charge usually is deducted in one of two ways:

(1) the premium tax charge is deducted at the time the contribution is received (and the contributions allocated to the General Account or Separate Account Sub-Accounts will be net of such charge); or

(2)  the premium tax charge is deducted at the time annuity payments begin.

Where permitted by state law, it is the Company's policy to follow the practice in (2) above. However, if no amount for premium tax was deducted at the time the contribution was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Accumulation Value of the IRA Account at the time such determination is made.

IRA ACCOUNT FEE. Prior to the Annuity Date, an IRA Account Fee is deducted annually on the last Valuation Date of the month of the anniversary of the establishment of the IRA Account ("Anniversary Deduction") and upon full surrender of the IRA Account. The IRA Account Fee is $25. For IRA Accounts established after April 30, 1993, the IRA Account Fee will be waived in the following circumstances: if the contribution establishing the IRA Account was at least $15,000, the IRA Account Fee will be waived on the first Anniversary Deduction; if the Accumulated Value of the IRA Account was at least $15,000 as of December 31 of the calendar year previous to any subsequent Anniversary Deduction, the IRA Account Fee will be waived on such subsequent Anniversary Deduction.

Where Accumulation Value has been allocated to more than one General Account or Separate Account Sub-Account, a percentage of the total IRA Account Fee will be deducted from the Accumulation Value in each Sub-Account. The portion of the charge deducted from each Sub-Account will be equal to the percentage which the Accumulation Value in that Sub-Account represents of the total Accumulated Value of the IRA Account. The deduction of the IRA Account Fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from any Separate Account Sub-Account. No deduction from a General Account Sub-Account will be permitted to reduce credited interest to a rate lower than the minimum guaranteed interest rates stated in Appendix A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS. The following annual charges are deducted against the assets of the Separate Account:

MORTALITY AND EXPENSE RISK CHARGE. The Company makes a charge of 0.90% on an annual basis of the daily value of each Separate Account Sub-Account's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Contracts. The charge is imposed only during the accumulation period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Certificate is issued for the life of the payee (or in accordance with the annuity option selected), no matter how long the payee lives and no matter how long all payees as a class live. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contracts and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .25% for mortality risk and .65% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Separate Account Sub-Account with a daily charge at an annual rate of 0.25% of the average daily net assets of the Sub-Account. The charge is imposed only during the accumulation period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed under a given Certificate and the amount of expenses actually attributable to that Certificate.

Deductions for the IRA Account Fee (described under "IRA Account Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the IRA Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Separate Account Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The Prospectus and Statement of Additional Information of the Trust contain additional information concerning expenses of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT

The Contract is designed for use in connection with individual retirement annuities. Participant-Owners and beneficiaries are cautioned that the rights of any person to any benefits under the Contract may be subject to the terms and conditions of Section 408 of the Code, regardless of the terms and conditions of the Contract. Distributions under the Contract must be made or commenced not later than the April 1 following the taxable year in which the Participant-Owner attains age 70 1/2 and must be made in accordance with Section 401(a)(9) of the Code.

The Contracts and Certificates thereunder offered by the Prospectus may be purchased from representatives of Allmerica Investments, a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD). Allmerica Investments, 440 Lincoln Street, Worcester, Massachusetts 01653, is indirectly wholly-owned by the Company.

Participant-Owners may direct any inquiries to the Company's Home Office, State Mutual Life Assurance Company, 440 Lincoln Street, Worcester, Massachusetts 01653.

Written requests required under the Contract must be in a form satisfactory to the Company and filed at its Home Office. However, with the consent of the Company, IRA Account investment transfers, contribution allocation instructions and other specified transactions may also be made by the Participant-Owner by telephone request, if a properly completed authorization form is then on file at the Company's Home Office.

CONTRIBUTIONS. Contributions are payable to the Company at its Home Office and must be made by cash or check. For each contribution, the Participant-Owner must indicate in writing (1) the type of contribution being made, (2) the taxable year for which the contribution is intended (if applicable), and (3) investment allocation instructions.

The initial contribution will be credited to an IRA Account as of the date that the Company has at its Home Office both (1) a properly completed application for the IRA Account, and (2) the initial contribution. If an application is incomplete, or does not specify how payments are to be allocated among the Sub-Accounts, the initial contribution will be returned within five business days. For additional contributions made after an IRA Account has been established, Accumulation Units will be credited at the unit value computed as of the Valuation Date that the additional contribution is received at the Company's Home Office.

Under the Contracts, additional contributions are not limited as to frequency and number, except that deductible and nondeductible contributions and contributions to a spousal IRA Account must be received by the Company by April 15 of the year following the calendar year to which the contributions are attributable.

The minimum initial contribution from a rollover distribution is the lesser of
(1) $3,500, or (2) such smaller amount as meets the Company's then current rules. The maximum initial contribution is the amount equal to the taxable portion of the Participant-Owner's rollover distribution.

After an IRA Account has been established, a Participant-Owner may make additional contributions, subject to the following requirements: The minimum additional contribution is the lesser of (1) $1,000, or (2) such smaller amount as meets the Company's then current rules. For any taxable year of the Participant-Owner, the maximum for total additional deductible and nondeductible contributions is the lesser of (1) $2,000, or (2) 100% of the Participant-Owner's compensation for the taxable year as defined in Section 219(f) of the Code. This maximum does not apply to additional rollover contributions or spousal IRA contributions discussed below.

A Participant-Owner may make an additional rollover contribution as defined in
Section 402(a)(5), 402(a)(6), 402(a)(7), 403(a)(4), 403(b)(8) or 408(d)(3) of
the Code. Additional rollover contributions are subject to the minimum additional contribution discussed above, but not to any maximum for total additional contributions.

A Participant-Owner may also establish and maintain a spousal IRA Account in accordance with Sections 219(c) and 408(b) of the Code. The maximum total contributions to both IRA Accounts in any taxable year is $2,250, of which amount no more than $2,000 may be contributed to any one IRA Account.

Generally, contributions will be allocated among the Sub-Accounts according to the Participant-Owner's instructions. However, until the Valuation Date that is 15 days from the date the IRA Account was established, all Separate Account allocations will be held in the Money Market Sub-Account. Thereafter, all amounts will be allocated according to the Participant-Owner's instructions.

If no contributions have been credited to the IRA Account for three consecutive Certificate years and, at any time thereafter, the IRA Account's Accumulated Value is less than $1,000, the Company reserves the right to terminate the IRA Account for its Accumulated Value.

TRANSFER PRIVILEGE. Prior to the Annuity Date, a Participant-Owner may have amounts transferred among the Sub-Accounts, subject to the restrictions stated below. Requests for transfers must be in writing. Transfers will be made on the Valuation Date coincident with, or next following, the date the written request is received by the Company.

During each calendar year, the Participant-Owner may make up to four transfers among Separate Account or General Account Sub-Accounts, where available. In addition, the Participant-Owner may transfer from a General Account Sub-Account on the Sub-Account maturity date.

The maximum dollar amount that may be transferred during a calendar year from General Account Sub-Accounts prior to their maturity date is 20% of the value on the preceding December 31 of the portion of the Accumulated Value of the IRA Account that was allocated to the General Account. Transfers from such Sub-Accounts will be made on a LIFO (last-in-first-out) basis, so that transfers will be first made from the most recently established Sub-Account.

All transfers from Sub-Accounts must involve a minimum of $500, or the entire amount in Sub-Account, if less. If any transfer would reduce the value of the Sub-Account from which the transfer is to be made to less than $1,000, the Company reserves the right to include such remaining value in the amount transferred.

The Company makes no charge for transfers.

SURRENDER PRIVILEGE. At any time prior to the Annuity Date, a Participant-Owner may request surrender of the IRA Account and receive its Surrender Value. The Participant-Owner must return a signed, written request for surrender and the Certificate to the Company's Home Office. The Surrender Value will be based on the Accumulated Value of the IRA Account as of the Valuation Date coincident with or next following the date the Company receives the written request and Certificate at its Home Office.

A withdrawal charge may be deducted when an IRA Account is surrendered if all or a portion of the Accumulated Value is allocated to General Account Sub-Accounts. See "CHARGES AND DEDUCTIONS." The IRA Account Fee will be deducted upon surrender of the IRA Account.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Separate Account Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of the assets of the Separate Account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and partial redemptions of amounts allocated to a General Account Sub-Account for a period not to exceed six months.

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

REDEMPTION PRIVILEGE. At any time prior to the Annuity Date, a Participant-Owner may redeem a portion of the Accumulated Value of his or her IRA Account, subject to the limits stated below. The Participant-Owner must file a signed, written request for redemption at the Company's Home Office. The written request must indicate the dollar amount the Participant-Owner wishes to receive and the Separate Account Sub-Account from which such amount is to be redeemed. Withdrawals from General Account Sub-Accounts will be made on a LIFO (last-in-first-out) basis, so that withdrawals will be first made from the most recently established General Account Sub-Account. The amount redeemed equals the amount requested by the Participant-Owner plus any applicable withdrawal charge, as described under "CHARGES AND DEDUCTIONS."

Where allocations have been made to more than one Sub-Account, a percentage of the partial redemption may be allocated to each Sub-Account. A partial redemption from a Separate Account Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date coincident with or next following the date the Company receives the written request at its Home Office.

Each partial redemption must be in a minimum amount of $500. No partial redemption will be permitted if the Accumulated Value remaining in the IRA Account would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "Surrender."

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS."

DEATH BENEFIT. If the Participant-Owner's death occurs prior to the Annuity Date, a death benefit will be paid to the beneficiary. The death benefit is equal to the Accumulated Value of the IRA Account as of the Valuation Date coincident with or next following the date of receipt of due proof of death at the Company's Home Office.

The death benefit generally will be paid to the beneficiary in one sum. However, the Participant-Owner may direct that all or part of the death benefit be paid under one or more of the annuity options provided in the Contract. See "Description of Annuity Options." The beneficiary may also request in writing to be paid in accordance with an annuity option under the Contract.

If the Participant-Owner's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity payments, any unpaid amounts or installments will be paid to the beneficiary. If there is more than one beneficiary, the death benefit will be paid in one sum. This sum will be the commuted value of any unpaid payments certain, commuted on the basis of the interest rate used in the determination of the annuity benefit as of the Valuation Date coincident with or next following the date of receipt by the Company at its Home Office of due proof of death.

If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven days of the date on which due proof of death is received at the Company's Home Office. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

THE SPOUSE OF THE PARTICIPANT-OWNER AS BENEFICIARY. If the Participant-Owner dies prior to the Annuity Date leaving his or her spouse as beneficiary, at the written request of the spousal beneficiary and with the consent of the Company, the death benefit will not be paid and the spousal beneficiary will become the Participant-Owner of the IRA Account. However, all or a portion of the death benefit may be withdrawn without charge within one year of the date on which notice of death is received at the Company's Home Office. All rights and benefits provided under the Contract will continue, except that any subsequent spouse of such new Participant-Owner will not be entitled to continue the IRA Account upon such new Participant-Owner's death.

OWNERSHIP AND NON-ALIENATION OF IRA ACCOUNTS. Each Participant-Owner is the owner of his or her IRA Account. IRA Accounts may not be transferred by the Participant-Owner. No part of the Participant-Owner's interest in an IRA Account can be forfeited. A Participant Owner may not make any loans under an IRA Account. An IRA Account cannot be pledged, assigned or otherwise used to secure a loan.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE. Subject to certain restrictions described below, the Participant-Owner has the right to select the annuity option under which annuity payments are to be made. Annuity payments are determined according to the annuity tables in the Contract and by the annuity option selected. All annuity options are funded through the General Account. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT." Accumulated Value will be transferred to the General Account of the Company, and the annuity payments will be fixed in amount.

The annuity option selected must produce an initial payment of at least $50. If the annuity option(s) selected does not produce initial payments which meet this minimum, the Company will pay the Surrender Value or death benefit, as the case may be, in one sum. Once the Company begins making annuity payments, the Participant-Owner cannot make partial redemptions or surrender the annuity benefit. Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Annuity Date is selected by the Participant-Owner. The Annuity Date may be the first day of any month on or after the Participant-Owner's 50th birthday but before the Participant-Owner's 85th birthday. The Participant-Owner may elect to change the Annuity Date by sending a written request to the Company's Home Office at least one month before the new Annuity Date. The Code imposes limitations on the age at which distributions may commence. See "FEDERAL TAX CONSIDERATIONS" for further information.

If the Participant-Owner does not elect otherwise, annuity payments will be made in accordance with Option I, a life annuity with 120 monthly payments guaranteed. Changes in an annuity option choice can be made up to one month prior to the Annuity Date.

DESCRIPTION OF ANNUITY OPTIONS. The Company currently provides the annuity options described below. Other annuity options may be offered by the Company.

OPTION I -- Life Annuity with 120 Monthly Payments Guaranteed

An annuity payable monthly during the lifetime of the payee with the guarantee that if the payee should die before 120 monthly payments have been paid, the monthly annuity payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- Life Annuity

An annuity payable monthly only during the lifetime of the payee. It would be possible under this option for the payee to receive only one annuity payment if the payee dies prior to the due date of the second annuity payment, two annuity payments if the payee dies before the due date of the third annuity payment, and so on. However, payments will continue during the lifetime of the payee, no matter how long the payee lives.

OPTION III -- Unit Refund Life Annuity

An annuity payable monthly during the lifetime of the payee with the guarantee that if (1) exceeds (2) then monthly annuity payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

       (2) is the number of monthly payments paid prior to the death of the payee.

OPTION IV-A -- Joint and Survivor Life Annuity

A monthly annuity payable jointly to two payees during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same amount paid during the joint lifetime of the two payees. One of the payees must be either the Participant-Owner or the beneficiary. There is no minimum number of payments under this option.

OPTION IV-B -- Joint and Two-thirds Survivor Life Annuity

A monthly annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. However, the amount of each monthly payment to the survivor is based upon two-thirds of the amount which applied during the joint lifetime of the two payees. One of the payees must be the Participant-Owner or the beneficiary. There is no minimum number of payments under this option.

OPTION V -- Period Certain Annuity

A monthly annuity payable for a stipulated number of from one to thirty years. The annuity value applied under this option will be the Surrender Value. If the payee dies before the completion of the period stipulated under Option V, payments will continue to be paid to the beneficiary.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option (see "Determination of Annuity Payments"), the charge for annuity rate guarantees, which includes a factor for mortality risks, is made. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting Option V.

COMPUTATION OF IRA ACCOUNT VALUES AND ANNUITY PAYMENTS. IRA Account values and annuity payments are computed as follows:

THE ACCUMULATION UNIT. Each net contribution is allocated to the Sub-Account(s) selected by the Participant-Owner. Allocations to the Separate Account Sub-Accounts are credited to the IRA Account in the form of Accumulation Units. Accumulation Units are credited separately for each Separate Account Sub-Account. The number of Accumulation Units of each Sub-Account credited to the IRA Account is equal to the portion of the net contribution allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date such contribution is allocated. The number of Accumulation Units resulting from each contribution will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $100.0000 on the first Valuation Date for each Separate Account Sub-Account.

Allocations to General Account Sub-Accounts are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

The Accumulated Value of the IRA Account is determined by (1) multiplying the number of Accumulation Units in each Separate Account Sub-Account by the dollar value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account Sub-Accounts, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Separate Account Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is (1) the investment income of that Sub-Account for the

Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Separate Account Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.15% per annum. This charge cannot be increased.

The net investment factor is l.000000 plus the applicable net investment rate.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example, see "ANNUITY PAYMENTS" in the Statement of Additional Information.

DETERMINATION OF ANNUITY PAYMENTS. The amount of the first monthly annuity payment is based on the annuity value applied and the annuity option selected. The annuity value applied under an annuity option is the amount described below, minus any applicable premium tax charge: (1) if Option V is chosen -- the Surrender Value; (2) if any other annuity option offered by the Company is chosen -- the Accumulated Value; and (3) if a death benefit annuity is payable at any time -- the amount of the death benefit.

Annuity values will be based on a Valuation Date applied uniformly not more than four weeks preceding the Annuity Date. Currently, the Valuation Date for annuity values is the 15th date of the month preceding the Annuity Date, and annuity payments are made on the first of the month based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first monthly payment under each form of annuity for each $1,000 of applied annuity value. Guaranteed life annuity rates in the Contract are based on a modification of the 1983 Group Annuity Mortality Table on unisex rates.

The amount of the first monthly payment depends upon the form of annuity selected, the age of the payee and the value of the amount applied under the annuity option. The dollar amount of each monthly annuity payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

The Company may from time to time offer its Participant-Owners fixed annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Participant-Owners of the same class.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of an IRA Account, on redemptions or surrenders, on annuity payments, and on the economic benefit to the Participant-Owner or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS AND INDIVIDUAL RETIREMENT ANNUITIES IS NOT EXHAUSTIVE, DOES NOT

PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER SHOULD ALWAYS BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contracts, the Separate Account or its Sub-Accounts may have upon the Company's tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Participant-Owners and with respect to each Separate Account as though that Separate Account were a separate taxable entity.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code ("Code"). The Company files a consolidated tax return with certain of its subsidiaries.

TAXATION OF THE CONTRACTS IN GENERAL. The Company believes that the Contracts and IRA Accounts described in this Prospectus will be considered annuities under
Section 72 of the Code. This section provides for the taxation of annuities. The following discussion concerns annuities subject to Section 72.

With certain exceptions, any increase in the Accumulated Value of the IRA Account is not taxable to the Participant-Owner until it is withdrawn. If the IRA Account is surrendered or amounts are withdrawn prior to the Annuity Date, to the extent of the amount withdrawn any investment gain in value over the cost basis of the IRA Account would be taxed as ordinary income.

A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59-1/2. The penalty tax will not be imposed after age 59-1/2, or if the withdrawal follows the death of the Participant-Owner, or in the case of the "total disability" (as defined in the Code) of the Participant-Owner. Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Participant-Owner elects to have distributions made over his or her life expectancy, or over the joint life expectancy of the Participant-Owner and beneficiary.

In a private letter ruling, the Internal Revenue Service took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Policy's life expectancy distribution ("LED")), and could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions were therefore subject to the 10% federal tax penalty. This private letter ruling may be applicable to a Participant-Owner who receives distributions under the LED prior to age 59-1/2. Subsequent private letter rulings, however, have treated LED - type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

When annuity payments are commenced under the Contract and the Participant-Owner has a cost basis, generally a portion of each payment may be excluded from gross income. The excludable portion is generally determined by a formula that establishes the ratio that the cost basis of the IRA Account bears to the expected return under the IRA Account. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the IRA Account is recovered, the entire payment is taxable. If the last payee dies before cost basis is recovered, a deduction for the difference is allowed on the payee's final tax return.

TAX WITHHOLDING AND PENALTIES. The Code requires withholding with respect to payments or distributions from annuities, unless a taxpayer elects not to have withholding. In addition, the Code requires reporting to the Internal Revenue Service of the amount of income received with respect to payment or distributions from annuities.

In certain situations, the Code provides for a tax penalty if, prior to death, disability or attainment of age 59-1/2, a Participant-Owner makes a withdrawal or receives any amount under the Policy, unless the distribution is in the form of a life annuity (including life expectancy distributions). The penalty is 10% of the amount includible in income by the Participant-Owner.

INDIVIDUAL RETIREMENT ACCOUNTS IN GENERAL. Any individual who earns "compensation" (as defined in the Code and including alimony) from employment or self-employment, whether or not he or she is covered by another qualified plan, may establish an individual retirement account or annuity plan ("IRA") for the accumulation of retirement savings on a tax-deferred basis. Income from investments is not included in "compensation." The assets of an IRA may be invested in, among other things, the IRA Account offered under the Contracts.

Contributions to an IRA may be made by the individual or on behalf of the individual by an employer. IRA contributions may be deductible up to the lesser of (1) $2,000 or (2) 100% of compensation. The deduction is reduced proportionately for adjusted gross income between $40,000 and $50,000 (between $25,000 and $35,000 for unmarried taxpayers and between $0 and $10,000 for a married taxpayer filing separately) if the taxpayer and his or her spouse file a joint return and either is an active participant in an employer-sponsored retirement plan.

An individual and a working spouse each may have an IRA with the above-described limit on each. An individual with an IRA may establish an additional IRA for a non-working spouse if they file a joint return. Contributions to the two IRAs together are deductible up to the lesser of $2,250 or 100% of compensation.

No deduction is allowed for contributions made for the year in which the individual attains age 70-1/2 and years thereafter. Contributions for that year and for years thereafter will result in certain adverse tax consequences.

Non-deductible contributions may be made to IRAs until the year in which the individual attains age 70 1/2. Although these contributions may not be deducted, taxes on their earnings are deferred until the earnings are distributed. The maximum permissible non-deductible contribution is $2,000 for an individual taxpayer and $2,250 for a taxpayer and non-working spouse. These limits are reduced by the amount of any deductible contributions made by the taxpayer.

Contributions may be made with respect to a particular year until the due date of the individual's federal income tax return for that year, not including extensions. However, for reporting purposes, the Company will regard contributions as being applicable to the year made unless it receives notice to the contrary.

All annuity payments and other distributions under an IRA will be taxed as ordinary income unless the owner has made non-deductible contributions. In addition, a minimum level of distributions must begin no later than April 1 following the year in which the individual attains age 70-1/2 and must be made in accordance with Section 401(a)(9) of the Code. Failure to make distributions as so required may result in certain adverse tax consequences to the individual.

Distributions from all of an individual's IRAs are treated as if they were a distribution from one IRA and all distributions during the same taxable year are treated as if they were one distribution. An individual who makes a non-deductible contribution to an IRA or receives a distribution from an IRA during the taxable year must provide certain information on the individual's tax return to enable the Internal Revenue Service to determine the proportion of the IRA balance which represents non-deductible contributions. If the required information is provided, that part of the amount withdrawn which is proportionate to the individual's aggregate non-deductible contributions over the aggregate balance of all of the individual's IRAs, is excludable from income.

Distributions which are a return of a non-deductible contribution are non-taxable, as they represent a return of basis. If the required information is not provided to the Internal Revenue Service, distributions from an IRA to which both deductible and non-deductible contributions have been made are presumed to be fully taxable.

                                     REPORTS

A Participant-Owner is sent a report semi-annually which states certain financial information about the Underlying Funds. The Company will also furnish an annual report to the Participant-Owner containing a statement of his or her account, including unit values and other information required by applicable law, rules and regulations.

                  CHANGES IN OPERATION OF THE SEPARATE ACCOUNT

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class, (2) to operate the Separate Account or any of its Sub-Accounts as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act, and (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Separate Account Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account. In no event will the changes described above be made without notice to Participant-Owners in accordance with the 1940 Act.

The Company reserves the right, subject to compliance with applicable law, to change the name of the Separate Account or any of its Sub-Accounts.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party.

                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the Securities and Exchange Commission. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the Commission's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the Contract and the General Account Sub-Accounts may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission. ALLOCATIONS TO AND TRANSFERS TO AND FROM THE GENERAL ACCOUNT ARE NOT PERMITTED IN CERTAIN STATES.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations.

A portion or all of net contributions may be allocated to a General Account Sub-Account to accumulate at a fixed rate of interest. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contracts, the minimum interest which may be credited on amounts allocated to a General Account Sub-Account is 4.5% compounded annually for the first five Certificate years, 4% compounded annually for the next five Certificate years, and 3.5% compounded annually thereafter. Additional "excess interest" may or may not be credited at the sole discretion of the Company. Currently, General Account Sub-Accounts will mature at three-year intervals. In no case will excess interest be guaranteed for periods of less than one year.

Additional contributions allocated all or in part to a General Account Sub-Account must be received by the Company no later than 1:00 p.m. Eastern time to be applied to the General Account Sub-Account on the date of receipt. Additional contributions received after 1:00 p.m. will be credited to the General Account Sub-Account the next business day.

At least 30 days prior to the maturity date of a General Account Sub-Account, the Company will notify the Participant-Owner of the new interest rate and maturity date that will apply to the new Sub-Account on the maturity date. Unless the Participant-Owner directs otherwise, the Accumulated Value of the IRA Account allocated to the matured Sub-Account will be allocated to the new Sub-Account.

If an IRA Account with Accumulated Value allocated to one or more General Account Sub-Accounts is surrendered, or if a partial redemption is made from a General Account Sub-Account, a withdrawal charge of 4% will be made on any amounts withdrawn from such General Account Sub-Accounts. The withdrawal charge will not apply to amounts withdrawn on a maturity date or under a LED distribution as provided in the Contract, see "LED Distributions."

If a period certain option is chosen (Option V), a withdrawal charge will be deducted from the Accumulated Value of the IRA Account. Such charge is the same as that which would apply had the IRA Account been surrendered on the Annuity Date.

              Supplement to the Statement of Additional Information
                            for Separate Account VA-I
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
   (Supplement to Statement of Additional Information dated October 16, 1995)


                                      * * *

The first paragraph of Note 2 to the December 31, 1994 financial statements of State Mutual Life Assurance Company of America, which appear at the end of the Statement of Additional Information, has been replaced with the following



UNAUDITED
---------

On February 28, 1995, State Mutual's Board of Directors adopted, pursuant to Massachusetts insurance law, a plan of reorganization (the "Plan") whereby State Mutual will convert from a Massachusetts mutual life insurance company to a Massachusetts stock life company and will become a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). On June 30, 1995, the policyholders approved the Plan and on August 2, 1995 (following a hearing on the Plan), the Commissioner of the Massachusetts Division of Insurance approved the Plan. In October, 1995, the closing of an initial public offering of AFC Common Stock and other financings were completed, and certain proceeds thereof were contributed to State Mutual which was concurrently renamed First Allmerica Financial Life Insurance Company. As a result, all conditions to the effectiveness of the Plan have been satisfied and the Plan is effective.


                                      * * *



                                               SUPPLEMENT DATED OCTOBER 16, 1995

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                               SEPARATE ACCOUNT I


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT DATED MAY 1, 1995 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA INSTITUTIONAL SERVICES, STATION C-36, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653




                             DATED OCTOBER 16, 1995

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.................................... 2

TAXATION OF THE CONTRACT, THE SEPARATE ACCOUNT AND THE
COMPANY............................................................ 2

SERVICES........................................................... 3

UNDERWRITERS....................................................... 3

ANNUITY PAYMENTS................................................... 3

PERFORMANCE INFORMATION............................................ 5

FINANCIAL STATEMENTS............................................... 6



                         GENERAL INFORMATION AND HISTORY


Separate Account VA-I ("Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("the Company") established pursuant to a vote by the Board of Directors dated August 20, 1991. The Company was originally organized as a mutual life insurance company under the laws of Massachusetts in 1844. In October, 1995, the Company converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company under its present name. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation. Their principal offices are located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-4194.


The Separate Account currently consists of five Sub-Accounts. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"). The Trust is managed by Allmerica Investment Management Company, Inc. ("Manager").

The Trust is an open-end, diversified series investment company. Five different investment portfolios of the Trust are available under the Contracts: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund and Government Bond Fund ("Funds"). Each Fund has its own investment objectives, sub-adviser and certain attendant risks.

                       TAXATION OF THE CONTRACTS, SEPARATE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contracts or the Separate Account.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Code and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets, or existence of Policies or the Separate Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Participant-Owners. The Separate Account presently is not subject to tax.



                                    SERVICES

CUSTODIAN OF SECURITIES.  The Company serves as custodian of the assets of the
Separate Account.   Fund shares owned by the Sub-Accounts are held on an open
account basis. A Sub-Account's ownership of Fund shares is reflected on the records of the Fund and not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company at December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994 and of Separate Account I of the Company at December 31, 1994 and the periods in 1994 and 1993 indicated, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.

                                  UNDERWRITERS

Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter for the Contracts pursuant to a contract among Allmerica Investments, Inc., the Company and the Separate Account. Allmerica Investments, Inc. distributes the Policies on a best efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly-owned subsidiary of the Company and is, at present, indirectly wholly-owned by the Company.

All persons selling the Contracts and Certificates thereunder are required to be licensed by their respective state insurance authorities for the sale of variable annuity Contracts. Commissions are not paid by the Company on sales of the Contracts and Certificates.

The Company intends to recoup against the fixed account of the Company's general account, sales expense through a combination of anticipated surrender, partial redemption, and/or annuitization charges, the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

                                ANNUITY PAYMENTS

The method by which the Accumulated Value under the Policy is determined is described in detail under "COMPUTATION OF IRA ACCOUNT VALUES AND ANNUITY PAYMENTS" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation

Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:


(1) Accumulation Unit Value - Previous Valuation Period...........  $ 1.135000

(2) Value of Assets - Beginning of Valuation Period................ $5,000,000

(3) Excess of investment income and net gains over capital losses...... $1,675

(4) Adjusted Gross Investment Rate for the valuation period (3):(2).. 0.000335

(5) Annual Charge (one day equivalent of 1.15% per annum)............ 0.000032

(6) Net Investment Rate (4)-(5)...................................... 0.000303

(7) Net Investment Factor 1.000000 + (6)............................. 1.000303

(8) Accumulation Unit Value - Current Period (1)x(7)............... $ 1.135344


Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134583.

The method for determining the amount of annuity payments is described in detail under "K. Computation of Policy Values and Annuity Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume a Participant-Owner has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Policy is $44,800 (40,000 x $1.120000). Assume also that the Participant Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender or redemption charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3-1/2% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3-1/2% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3-1/2% per annum) produces a factor of
1.000096. This is then multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

                             PERFORMANCE INFORMATION

The following describes how performance information will be calculated with respect to the Sub-Accounts.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Accounts asset charge and the deduction of the $25 IRA Account Fee.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

             n
     P(1 + T)  = ERV

Where:  P = a hypothetical initial payment to the Separate Account of $1,000

        T = average annual total return

        n = number of years

     ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.15% on an annual basis. The calculation of ending redeemable value assumes (1) the policy was issued at the beginning of the period and (2) a complete surrender of the IRA Account at the end of the period.


YIELD AND EFFECTIVE YIELD - MONEY MARKET SUB-ACCOUNT


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.15% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                           (365/7)
                Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield do NOT reflect the $25 Annual IRA Account Fee.


                              FINANCIAL STATEMENTS

Financial Statements are included for the Company and for Separate Account I.

STATE MUTUAL LIFE
ASSURANCE COMPANY
OF AMERICA

FINANCIAL STATEMENTS

DECEMBER 31, 1994 and 1993

STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA


December 31, 1994



Financial Statements

Report of Independent Accountants......................................  1
Statement of Financial Position  ......................................  2
Statement of Operations and Contingency Reserves.......................  3
Statement of Cash Flows................................................  4
Notes to Financial Statements..........................................  5

                             REPORT OF INDEPENDENT ACCOUNTANTS


February 13, 1995, except as to Note 2,
 which is as of February 28, 1995

To the Board of Directors and Policyholders of State Mutual Life Assurance Company of America


In our opinion, the accompanying statement of financial position and the related statements of operations and changes in contingency reserves and of cash flows present fairly, in all material respects, the financial position of State Mutual Life Assurance Company of America at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 1 to the financial statements, the Company implemented a new accounting pronouncement in 1993 and may adopt Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", and Financial Accounting Standards Board Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", in 1996. If these pronouncements are adopted, the financial statements for the year ended December 31, 1994 will be retroactively restated for the effects of these changes in accounting principles.

Price Waterhouse LLP
Boston, Massachusetts

                STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF FINANCIAL POSITION
as of December 31
(In thousands)

ASSETS                                                 1994          1993
                                                       ----          ----
Cash                                                $   21,931     $   22,378
Investments:
 Bonds                                               3,063,890      3,172,304
 Stocks                                                 14,638         48,713
 Investments in subsidiaries                           797,879        971,339
 Mortgage loans                                        825,611      1,045,748
 Policy loans                                          248,310        258,845
 Real estate, including home office property           185,128        192,333
 Short term investments                                 72,159         61,176
 Other invested assets                                  45,978         22,180
                                                    ----------     ----------
  Total cash and investments                         5,275,524      5,795,016

Premiums deferred and uncollected                       95,890         91,434
Investment income due and accrued                       84,066         89,756
Other assets                                            79,165         87,238
Assets held in separate accounts                     1,096,032        922,069
                                                    ----------     ----------
                                                    $6,630,677     $6,985,513
                                                    ----------     ----------
                                                    ----------     ----------

LIABILITIES AND CONTINGENCY RESERVES
Liabilities:

Policy liabilities:
 Life reserves                                      $  965,896     $  969,223
 Annuity and other fund reserves                     3,561,965      3,981,281
 Accident and health reserves                           50,096         45,424
 Claims payable                                        122,677        112,509
 Dividends payable                                      33,930         35,406
                                                    ----------     ----------
  Total policy liabilities                           4,734,564      5,143,843

Expenses and taxes payable                             137,676         99,301
Other liabilities                                       73,427         33,616
Asset valuation reserve                                124,254        260,714
Obligations related to separate account business     1,095,430        921,648
                                                    ----------     ----------
  Total liabilities                                  6,165,351      6,459,122
                                                    ----------     ----------
                                                    ----------     ----------
Contingency reserves:

 Special contingency reserves                           26,522         25,238
 General contingency reserves                          438,804        501,153
                                                    ----------     ----------
  Total contingency reserves                           465,326        526,391
                                                    ----------     ----------
                                                    $6,630,677     $6,985,513
                                                    ----------     ----------
                                                    ----------     ----------

   The accompanying note are an integral part of these financial statements.

                STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS AND
CHANGES IN CONTINGENCY RESERVES
for the year ended December 31
(In thousands)

REVENUE                                              1994           1993         1992
                                                     ----           ----         ----
Premiums and other considerations:
 Life                                             $  100,956    $   92,314    $  101,929
 Annuities                                           950,980       762,724       768,050
 Accident and health                                 225,132       246,842       338,534
 Reinsurance commissions and reserve adjustments      10,117        10,853        11,700
                                                  ----------    ----------    ----------
  Total premiums and other considerations          1,287,185     1,112,733     1,220,213

Net investment income                                406,071       520,508       503,754
Realized capital losses, net of tax                  (28,341)      (33,334)       (5,261)
Other revenue                                         43,651        29,121        14,849
                                                  ----------    ----------    ----------
  Total revenue                                    1,708,566     1,629,028     1,733,555
                                                  ----------    ----------    ----------
POLICY BENEFITS AND OPERATING EXPENSES
Policy benefits:
 Claims, surrenders and other benefits             1,697,943     1,314,540     1,459,941
 Decrease in policy reserves                        (412,090)     (175,726)     (153,971)
 Dividends to policyholders                           33,233        32,773        25,955
                                                  ----------    ----------    ----------
  Total policy benefits                            1,319,086     1,171,587     1,331,925

Operating and selling expenses                       141,460       138,566       141,456
Taxes, except capital gains tax                       33,747        18,664        14,565
Net transfers to separate accounts                   173,607       185,374       141,183
                                                  ----------    ----------    ----------
  Total policy benefits and operating expenses     1,667,900     1,514,191     1,629,129
                                                  ----------    ----------    ----------
NET INCOME                                            40,666       114,837       104,426

CONTINGENCY RESERVES AT BEGINNING OF YEAR            526,391       444,427       338,683
Unrealized capital gains (losses) on investments:
 Unconsolidated subsidiaries                        (222,155)       47,292       101,155
 Other investments                                    24,579       (14,159)      (61,479)
                                                  ----------    ----------    ----------
                                                    (197,576)       33,133        39,676
                                                  ----------    ----------    ----------
Transfer from (to) asset valuation reserve           136,460       (25,173)      (40,188)
Other adjustments                                    (40,615)      (40,833)        1,830
                                                  ----------    ----------    ----------
CONTINGENCY RESERVES AT END OF YEAR               $  465,326    $  526,391    $  444,427
                                                  ----------    ----------    ----------
                                                  ----------    ----------    ----------

    The accompanying notes are an integral part of these financial statements.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF CASH FLOWS
for the year ended December 31
(In thousands)

CASH FLOW FROM OPERATING ACTIVITIES                  1994         1993           1992
                                                     ----         ----           ----
 Premiums, deposits and other income             $ 1,327,496   $ 1,120,816   $ 1,230,872
 Allowances and reserve adjustments
  on reinsurance ceded                                10,862        11,773         8,836
 Net investment income                               372,428       432,631       443,668
 Net repayments on policy loans                       10,535        17,637        21,062
 Benefits to policyholders and
  beneficiaries                                   (1,684,684)   (1,313,978)   (1,467,104)
 Operating and selling expenses and
  taxes                                             (155,162)     (111,125)     (177,946)
 Net transfers to separate accounts                 (160,623)     (201,442)     (135,921)
 Dividends to policyholders                          (34,709)      (27,777)      (42,874)
 Other sources (applications)                          3,775       (40,938)        9,560
                                                  ----------    ----------    ----------
NET CASH USED IN OPERATING ACTIVITIES               (310,082)     (112,403)     (109,847)
                                                  ----------    ----------    ----------
CASH FLOW FROM FINANCING ACTIVITIES
 New borrowings                                      932,497       116,800       261,000
 Repayment of borrowings                            (932,497)     (116,800)     (261,000)
                                                  ----------    ----------    ----------
NET CASH PROVIDED BY FINANCING ACTIVITIES                 --           --             --
                                                  ----------    ----------    ----------
CASH FLOW FROM INVESTING ACTIVITIES
 Sales and maturities of long term investments:
  Bonds                                              993,365       841,548       776,693
  Stocks                                               1,835         4,361         2,948
  Real estate and other invested assets               19,200        24,122        23,886
  Repayment of mortgage principal                    193,842       211,360       136,252
  Capital gains tax                                   (1,086)       (2,232)           --
 Acquisition of long term investments:
  Bonds                                             (881,081)     (887,976)     (821,694)
  Stocks                                              (4,557)      (62,318)       (6,674)
  Real estate and other invested assets              (31,504)       (3,931)      (32,404)
  Mortgage loans                                      (1,529)       (1,185)       (6,313)
 Other investing activities                           32,133        (5,199)         (743)
                                                  ----------    ----------    ----------
NET CASH PROVIDED BY INVESTING ACTIVITIES            320,618       118,550        71,951
                                                  ----------    ----------    ----------
Net change in cash and short term  investments        10,536         6,147       (37,896)

CASH AND SHORT TERM INVESTMENTS
 Beginning of year                                    83,554        77,407       115,303
                                                  ----------    ----------    ----------
 End of year                                      $   94,090    $   83,554    $   77,407
                                                  ----------    ----------    ----------
                                                  ----------    ----------    ----------

   The accompanying notes are an integral part of these financial statements.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION - State Mutual Life Assurance Company of America (State Mutual or the "Company") is presently organized as a mutual life insurance company and accordingly, the Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which are generally accepted accounting principles for mutual life insurance companies. The Company is pursuing a plan of reorganization which includes conversion to a stock life insurance company. (Refer to Note 2 for a description of the reorganization.)

Certain reclassifications have been made to prior years amounts to conform with the current year presentation.

ACCOUNTING FOR UNCONSOLIDATED SUBSIDIARIES - State Mutual's interest in unconsolidated subsidiaries consists primarily of SMA Life Assurance Company (SMA Life), a wholly owned life insurance company, a 57.4% interest in Allmerica Property & Casualty Companies, Inc. (Allmerica P&C), a Delaware domiciled business corporation which owns The Hanover Insurance Company (Hanover), and several wholly owned non-insurance subsidiaries. Hanover owns an 80.6% interest in Citizens Corporation, parent company of Citizens Insurance Company of America (Citizens). Allmerica P&C is accounted for at market value. During 1993, the Securities Valuation Office of the NAIC instituted a discount to market values for subsidiaries previously carried at market value. The discount applied to Allmerica P&C was determined to be 16%, to be phased in over a five year period (3% per year in 1993 to 1996 and 4% in 1997). SMA Life and the non-insurance subsidiaries are accounted for under the equity method. The Company's equity in the earnings of unconsolidated subsidiaries is reflected in net income. Any remaining changes in Allmerica P&C's value and direct charges to SMA Life's surplus are reflected in contingency reserves.

VALUATION OF INVESTMENTS - Investments in bonds are carried principally at amortized cost in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral.

Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value. Home office property is carried at depreciated cost.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS - In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds and stocks, investment and loan commitments, foreign currency swaps, and futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to currency risk and interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS - In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS - Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable life insurance policyholders and certain pension and annuity contractholders.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

Assets consist principally of bonds, common stocks, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in contingency reserves.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES - Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force based on accepted actuarial methods. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including a provision for adverse deviation. Interest rates range from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities, and mortality and morbidity assumptions reflect the Company's experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

Reserves for group accident and health claims include estimated provisions for both reported and unreported claims incurred and related expenses.
Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Other fund reserves are for guaranteed investment contracts and other group and individual contract deposit funds and consist of deposits received from customer's and investment earnings on their fund balances.

Withdrawal characteristics of annuity and other fund reserves vary by contract. At both December 31, 1994 and 1993, approximately 87% of the contracts (included in both the general account and the separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

FEDERAL INCOME TAXES - State Mutual, its non-insurance domestic subsidiaries and SMA Life file a consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The Federal income tax for the non-life insurance subsidiaries is calculated on a separate return basis. Any current tax liability (benefit) is paid to (reimbursed by) State Mutual. Tax benefits resulting from taxable operating losses of the non-life subsidiaries are not reimbursed currently by State Mutual. However, to the extent such losses are utilized by the consolidated group, they are reflected as a liability of State Mutual.

The Federal income tax for the life companies is calculated on a line of business basis, excluding the operating results of the non-insurance subsidiaries and Allmerica P&C. The tax is allocated to each life company based on its contribution to the taxable income or loss of each line of business.

CAPITAL GAINS AND LOSSES - Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve (IMR), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to contingency reserves. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold.

DIVIDENDS TO POLICYHOLDERS - Certain life, health and annuity insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the Company. The amount of policyholders' dividends to be paid is determined annually by the Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained.

Dividends on individual life insurance, individual accident and health insurance, and individual annuity policies are provided on the basis of amounts payable in the following calendar year. Dividends on all other insurance are provided on the basis of amounts incurred for the current year.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

PENDING ACCOUNTING PRONOUNCEMENT - In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), which establishes a different definition of generally accepted accounting principles for mutual life insurance companies. Under the Interpretation, financial statements of mutual life insurance companies which are prepared on the basis of statutory accounting, will no longer be characterized as in conformity with generally accepted accounting principles.

In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" (SFAS No. 120), and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position No. 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises" (SOP 95-1). SFAS No. 120 extends the requirements of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," to mutual life insurance enterprises. SOP 95-1 establishes accounting for certain participating life insurance contracts for mutual life insurance enterprises.
 SFAS No. 120 requires mutual life insurance enterprises (and permits stock life insurance enterprises) to apply the provisions of SOP 95-1 to those contracts which meet the conditions in SFAS No. 120.

FIN 40, SFAS No. 120 and SOP 95-1 are all effective for financial statements issued for fiscal years beginning after December 15, 1995.

In as much as the Company is pursuing a plan of reorganization which includes conversion to a stock life insurance company, and would result in future financial statements being prepared in accordance with generally accepted accounting principles for stock life insurance companies, the new pronouncement may not be applicable to future financial statements. If the Company does not demutualize, the new pronouncement will be adopted in 1996, by retroactive restatement of the earliest year presented. Management of the Company has not yet determined the effect on its financial statements of applying these new pronouncements.

ACCOUNTING CHANGES - In December 1992, the NAIC issued a statutory accounting policy for accounting for postretirement benefits other than pensions for current retirees and employees who have vested rights in those benefits. The Company implemented this statutory requirement in 1993 and elected to immediately recognize the unfunded postretirement benefit obligation and reported the cumulative effect of this change as a direct charge to contingency reserves (see Note 9 for additional information).

NOTE 2 - REORGANIZATION

On February 28, 1995, State Mutual's Board of Directors adopted, pursuant to Massachusetts insurance law, a plan of reorganization (the "Plan") whereby State Mutual will convert from a Massachusetts mutual life insurance company to a Massachusetts stock life insurance company and will become a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Currently, the unsatisfied conditions to the effectiveness of the Plan of Demutualization are the approval of the Commissioner of the Massachusetts Division of Insurance (the "Commissioner") of the Plan after a hearing thereon, the approval of the policyholders of the Plan, the closing of an initial public offering of AFC Common Stock and certain other conditions set forth in the Plan. The Plan is also subject to the review of other insurance regulators. The Plan will become effective on the date of the closing of the initial public offering of the Common Stock of AFC.

Under the Plan, the eligible policyholders of State Mutual will receive shares of Common Stock of AFC, policy credits or cash in exchange for the policyholders' membership interest in State Mutual.

Under the Plan, State Mutual will establish and operate a closed block of participating business for the benefit of the policies included therein (the "Closed Block"). Such business (the" Closed Block Business") will contain those classes of individual or joint life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which are in force on the effective date. The Closed Block will continue in effect until no more policies included therein are in force or until the Commissioner consents to the termination of the Closed Block. The duration of the Closed Block is expected to be in excess of 50 years.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

State Mutual will allocate to the Closed Block an amount of assets expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payments of claims, certain expenses and taxes, and for continuation of 1994 dividend scales if experience underlying such scales continues. Future changes in actual reinvestment rates over the long term from assumed reinvestment rates, like changes in other assumptions made in funding the Closed Block, may cause dividend scales to change.

To the extent that over time cash flows from the assets allocated to the Closed Block and other experience related to the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the dividend scales payable in 1994 had been continued. Conversely, to the extent that over time such cash flows and other experience are, in the aggregate, less favorable than assumed in setting up the Closed Block, total dividends paid to Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the dividend scales payable in 1994 had been continued. In addition, if the assets allocated to the Closed Block, the cash flows therefrom and the revenues from the Closed Block Business prove to be insufficient to pay the benefits guaranteed under the policies and contracts included in the Closed Block, State Mutual will be required to make such payments from its general funds. Since the Closed Block will be funded to provide for payment of guaranteed benefits on such policies and contracts and, in addition, for continuation of dividends paid under 1994 dividend scales, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial adverse deviations in investment, mortality, persistency or other experience factors.

NOTE 3 - INVESTMENTS

BONDS - The carrying value and fair value of investments in bonds, are as follows:

                                                               December 31, 1994
                                                               -----------------
                                                              Gross           Gross
                                             Carrying       Unrealized      Unrealized       Fair
(In thousands)                                 Value       Appreciation    Depreciation      Value
                                               -----       ------------    ------------      -----
Federal government bonds                     $   13,250      $    246       $    534      $   12,962
State, local and government agency bonds            550             7             --             557
Foreign government bonds                         70,217         1,126          6,510          64,833
Corporate securities                          2,939,333        22,052         96,285       2,865,100
Mortgage-backed securities                       40,540            58          1,895          38,703
                                             ----------      --------       --------      ----------
Total                                        $3,063,890      $ 23,489       $105,224      $2,982,155
                                             ----------      --------       --------      ----------
                                             ----------      --------       --------      ----------

                                                               December 31, 1993
                                                               -----------------
Federal government bonds                     $   19,442      $  1,484       $     40      $   20,886
State, local and government agency bonds         12,048           235             --          12,283
Foreign government bonds                         64,951         4,417             14          69,354
Corporate securities                          3,075,146       182,272         18,589       3,238,829
Mortgage-backed securities                          717            43             --             760
                                             ----------      --------       --------      ----------
Total                                        $3,172,304      $188,451       $ 18,643      $3,342,112
                                             ----------      --------       --------      ----------
                                             ----------      --------       --------      ----------

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The carrying value and fair value by contractual maturity at December 31, 1994, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.


                                                        Carrying        Fair
(In thousands)                                           Value         Value
                                                         -----         -----
Due in one year or less                               $  566,301   $  567,013
Due after one year through five years                  1,691,897    1,651,469
Due after five years through ten years                   607,819      571,345
Due after ten years                                      197,873      192,328
                                                      ----------   ----------
Total                                                 $3,063,890   $2,982,155
                                                      ----------   ----------
                                                      ----------   ----------

MORTGAGE LOANS AND REAL ESTATE Mortgage loans and real estate investments are diversified by property type and location. Real estate investments, except home office, have been obtained primarily through foreclosure.
Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the time the original loan is made. Mortgage loan and real estate investments, including home office of $67,920 thousand and $61,363 thousand at December 31, 1994 and 1993, respectively, were distributed by the following types and geographic regions at December 31:

(In thousands)
Property Type                                           1994           1993
-------------                                           ----           ----
Office buildings                                     $  445,222     $  514,575
Residential                                             148,155        233,459
Retail                                                  168,536        197,496
Industrial/Warehouse                                     93,323        135,766
Other                                                   155,503        156,785
                                                     ----------     ----------
Total                                                $1,010,739     $1,238,081
                                                     ----------     ----------
                                                     ----------     ----------


Geographic Region
-----------------
South Atlantic                                       $  263,883     $  342,345
Pacific                                                 189,547        212,371
New England                                             142,371        142,263
West South Central                                       99,065        141,375
Middle Atlantic                                         108,531        113,716
East North Central                                       71,937        114,694
East South Central                                       48,232         66,139
West North Central                                       72,919         82,883
Mountain                                                 14,254         22,295
                                                     ----------     ----------
Total                                                $1,010,739     $1,238,081
                                                     ----------     ----------
                                                     ----------     ----------


FUTURES CONTRACTS - State Mutual purchases and sells futures contracts on margin to hedge against interest rate fluctuations and their effect on the net cash flows from the sales of guaranteed investment contracts. Because the Company purchases and sells futures contracts through brokers who assume the risk of loss, the Company's exposure to credit risk under futures contracts is limited to the margin deposited with the broker. The maturity of all futures contracts outstanding is less than one year.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. The amount of hedging gains (losses) explicitly deferred were $(7,658) thousand, $6,953 thousand and $4,976 thousand for the years ended December 31, 1994,

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

1993 and 1992, respectively. Gains and losses on hedges that are deemed ineffective by management are immediately recognized into income.

A reconciliation of notional amounts for all futures contracts outstanding for the year ended December 31 is as follows:

(In thousands)                                      1994           1993
                                                    ----           ----
Contracts outstanding, January 1                 $ 141,700      $ 120,000
New contracts                                      816,000        493,300
Contracts expired                                       --             --
Contracts terminated                              (831,000)      (471,600)
                                                 ---------      ---------
Contracts outstanding, December 31               $ 126,700      $ 141,700
                                                 ---------      ---------
                                                 ---------      ---------

FOREIGN CURRENCY SWAP CONTRACTS - The Company enters into foreign currency swap contracts to hedge the exposure to currency risks on fixed maturity investments. Interest and principal related to foreign fixed maturity investments payable in foreign currencies, at market currency exchange rates, are exchanged for the equivalent payment translated at a specific currency exchange rate. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rates, as agreed upon in the swap contract, and the foreign currency spot rate on the date of exchange. State Mutual recognizes net interest received or paid over the life of the swap contract as an adjustment to net investment income. The decrease in net investment income related to foreign currency swap contracts was $(1,400) thousand, $(800) thousand and $(200) thousand for the years ended December 31, 1994, 1993 and 1992, respectively.

The contractual amounts and maturity dates of foreign currency swap contracts were as follows:

                                              December 31, 1994
                                              -----------------
                                                                           After
(In thousands)                 1995       1996       1997       1998       1998    Total
                               ----       ----       ----       ----       ----    -----
Currency:
 Swiss franc                 $14,100    $10,600    $    --    $    --    $ 6,600   $ 31,300
 Canadian dollar                  --         --         --         --     15,000     15,000
 British pound sterling           --         --      8,200         --     18,800     27,000
 Italian lire                     --     20,000         --         --         --     20,000
 Other                            --      5,400     10,000         --     10,000     25,400
                             -------    -------    -------    -------    -------   --------
Balance, December 31         $14,100    $36,000    $18,200    $    --    $50,400   $118,700
                             -------    -------    -------    -------    -------   --------
                             -------    -------    -------    -------    -------   --------

                                              December 31, 1993
                                              -----------------
                                                                          After
(In thousands)                 1994       1995       1996       1997       1997    Total
                               ----       ----       ----       ----       ----    -----
Currency:
 Swiss franc                 $ 5,000    $14,100    $10,600    $    --    $ 6,600   $ 36,300
 Canadian dollar                  --         --         --         --     15,000     15,000
 British pound sterling           --         --         --      8,200     18,800     27,000
 Italian lire                     --         --     20,000         --         --     20,000
 Other                        10,100         --      5,400     10,000      5,000     30,500
                             -------    -------    -------    -------    -------   --------
Balance, December 31         $15,100    $14,100    $36,000    $18,200    $45,400   $128,800
                             -------    -------    -------    -------    -------   --------
                             -------    -------    -------    -------    -------   --------

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

A reconciliation of the contractual amounts of foreign currency swap contracts outstanding for the year ended December 31 is as follows:

(In thousands)                                          1994          1993
                                                        ----          ----
Contracts outstanding, January 1                      $128,800     $ 95,000
 New contracts                                          10,100       50,700
 Contracts expired                                     (15,100)     (16,900)
 Contracts terminated                                   (5,100)          --
                                                      --------     --------
Contracts outstanding, December 31                    $118,700     $128,800
                                                      --------     --------
                                                      --------     --------

NET INVESTMENT INCOME - The components of net investment income for the year ended December 31 were as follows:

(In thousands)                                         1994       1993        1992
                                                       ----       ----        ----
Bonds                                                $261,176   $276,077   $285,415
Stocks                                                  1,305      1,062        938
Investments in subsidiaries                            37,478    107,603     67,239
Mortgage loans                                         87,670    114,831    130,480
Real estate                                            50,431     48,072     47,061
Policy loans                                           14,457     15,282     16,271
Other investments                                       2,765       (264)     2,649
Short term investments                                    359      2,284      1,045
                                                     --------   --------   --------
                                                      455,641    564,947    551,098
 Less investment expenses                              52,123     45,556     47,405
                                                     --------   --------   --------
Net investment income, before IMR amortization        403,518    519,391    503,693
 IMR amortization                                       2,553      1,117         61
                                                     --------   --------   --------
Net investment income                                $406,071   $520,508   $503,754
                                                     --------   --------   --------
                                                     --------   --------   --------

REALIZED CAPITAL GAINS AND LOSSES - Realized capital gains (losses) on investments for the year ended December 31 were as follows:

(In thousands)                                         1994       1993       1992
                                                       ----       ----       ----
Bonds                                                $  2,144  $   4,953   $  1,855
Stocks                                                     84         87        472
Mortgage loans                                        (21,351)   (12,709)        49
Real estate                                            (8,990)   (11,743)    (5,799)
Other                                                   2,505     (2,734)      (572)
                                                     --------   --------   --------
                                                      (25,608)   (22,146)    (3,995)
 Less Federal income tax                                1,086      2,232        961
                                                     --------   --------   --------
Net realized capital losses before transfer to IMR    (26,694)   (24,378)    (4,956)
 Net realized capital gains transferred to IMR         (1,647)    (8,956)      (305)
                                                     --------   --------   --------
Net realized capital losses                          $(28,341)  $(33,334)  $ (5,261)
                                                     --------   --------   --------
                                                     --------   --------   --------

Proceeds from voluntary sales of investments in bonds during 1994, 1993 and 1992 were $222,644 thousand, $222,865 thousand and $136,458 thousand, respectively. Gross gains of $3,753 thousand, $3,337 thousand and $1,504 thousand and gross losses of $2,945 thousand, $1,300 thousand and $1,159 thousand, respectively, were realized on those sales.

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 4 - INVESTMENTS IN SUBSIDIARIES

Summarized financial information concerning all unconsolidated subsidiaries as of December 31 is as follows:

                                             Property & Casualty
(In thousands)                  Life Insurance    Insurance   Non-Insurance
                                --------------    ---------   -------------
1994
----
Assets                            $4,072,045      $4,337,564    $ 74,597
Liabilities                        3,882,722       3,347,785      29,883
Equity in net income (loss)            6,403          42,753     (11,678)

1993
----
Assets                            $3,504,724      $4,200,463    $ 70,014
Liabilities                        3,322,508       3,240,364      26,479
Equity in net income (loss)           19,782          95,741      (7,920)


The Company provides management, operating personnel, facilities and other services to various subsidiaries and affiliates. Reimbursements for such services and facilities amounted to $261,913 thousand, $225,044 thousand and
$112,777 thousand in 1994, 1993 and 1992, respectively.   Net amounts
receivable from subsidiaries and affiliates were $37,514 thousand and $30,188 thousand at December 31, 1994 and 1993, respectively.

NOTE 5 - FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet.
The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Fair values of futures contracts and foreign currency swaps were not material to State Mutual as of December 31, 1994 and 1993.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS - The carrying amounts reported in the statement of financial position approximate fair value.

BONDS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS - Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of future cash flows or book value.

POLICY LOANS - The carrying amount reported in the statement of financial position approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

FINANCIAL LIABILITIES:

INVESTMENT CONTRACTS (WITHOUT MORTALITY/MORBIDITY FEATURES) - Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Other liabilities are based on surrender values.

The estimated fair values of the financial instruments as of December 31 were as follows:

                                                              1994                    1993
                                                              ----                    ----
                                                      Carrying        Fair    Carrying        Fair
(In thousands)                                          Value        Value      Value         Value
                                                        -----        -----      -----         -----
Financial Assets:
 Cash                                                 $   21,931  $   21,931  $   22,378  $   22,378
 Short term investments                                   72,159      72,159      61,176      61,176
 Bonds                                                 3,063,890   2,982,155   3,172,304   3,342,112
 Stocks                                                   14,638      14,638      48,713      48,713
 Mortgage loans                                          825,611     814,047   1,045,748   1,077,707
 Policy loans                                            248,310     248,310     258,845     258,845

Financial Liabilities:
 Guaranteed investment contracts                      $2,170,643  $2,134,046  $2,463,938  $2,582,392
 Other group contract deposit funds                      980,327     969,627   1,087,732   1,116,800
 Supplemental contracts without life contingencies         8,647       8,647      11,013      11,013
 Dividend accumulations                                   84,482      84,482      84,808      84,808
 Other individual contract deposit funds                 107,400     106,893     124,081     122,908
 Individual annuity contracts                              8,185       7,943          --          --


NOTE 6 - BORROWED MONEY

State Mutual issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by various lines of credit. As of December 31, 1994, State Mutual has approximately $165,000 thousand in unused committed lines of credit provided by U.S. banks. These lines of credit generally have terms of less than one year, and require the Company to pay annual commitment fees ranging from 0.10% to 0.125% of the available credit. Interest that would be charged for usage of these lines of credit is based upon negotiated arrangements.

State Mutual has no borrowed money outstanding at December 31, 1994 and 1993. Interest expense related to borrowed money was $2,485 thousand, $154 thousand and $580 thousand for the years ended December 31, 1994, 1993 and 1992, respectively.

NOTE 7 - FEDERAL INCOME TAXES

The federal income tax provisions (benefit) for 1994, 1993 and 1992 were $17,476 thousand, $9,265 thousand and $(208) thousand, respectively, which include taxes applicable to realized capital gains of $1,086 thousand, $2,232 thousand and $961 thousand.

The effective federal income tax rates were 30.1%, 7.5% and (0.2)% in 1994, 1993 and 1992, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to: decreases in taxable income for the utilization of net operating loss carryforwards and write-offs of mortgage loans and real estate; increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes, the accrual of market discounts on investments and the deferral of policy acquisition costs for federal tax purposes. The

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

policyholder dividends adjustment affecting mutual life insurance companies resulted in an increase in taxable income in 1994 and 1992 and a decrease in taxable income in 1993. At December 31, 1994, the Company has no available net operating loss carryforwards; however, there are available alternative minimum tax credit carryforwards of $1,540 thousand.

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The Internal Revenue Service (IRS) has completed its examination of all of the Company's federal income tax returns through 1988. Deficiencies asserted with respect to tax years 1977 through 1981 have been paid and recorded and the Company has filed a recomputation of such years with appeals claiming a refund with respect to certain agreed upon issues, but has not recognized any benefit in its financial statements. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the Company's federal income tax returns for 1982 and 1983. If upheld, these proposed adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years.

NOTE 8 - PENSION PLANS

The Company provides retirement benefits to substantially all of its employees and all agents hired prior to 1982 under defined benefit pension plans. Through December 31, 1994, retirement benefits were based primarily on years of service and compensation. Benefit accruals under the defined benefit formula were frozen for most employees (but not for eligible agents) effective December 31, 1994. In their place, the Company plans to adopt a defined benefit cash balance formula, under which the Company would annually provide a contribution to each eligible employee as a percentage of that employee's salary, similar to a defined contribution plan arrangement. Employees would then be allowed to direct the investment of their awards and to borrow against them. Adoption of the defined benefit cash balance formula is subject to the resolution of certain technical and design issues, and may be subject to receipt of a favorable determination letter from the IRS that the Company's pension plans, as amended to reflect the cash balance formula, will continue to satisfy the requirements of Section 401(a) of the Internal Revenue Code. The Company's funding policy is to contribute annually the minimum contribution determined using the net unit credit cost method and applicable regulations of the Employee Retirement Income Security Act of 1974. The Company's accounting policy follows FASB Statement No. 87, "Employers' Accounting for Pensions".

Components of net pension expense (benefit) for the years ended December 31, were as follows:

(In thousands)                                        1994         1993         1992
                                                      ----         ----         ----
Service cost - benefits earned during the year      $  5,403     $  3,980     $  3,222
Interest accrued on projected benefit
 obligations                                          11,706       11,675        9,948
Actual return on plan assets                          (1,671)     (13,942)     (13,071)
Net amortization and deferral                        (10,399)         302       (1,192)
                                                    --------     --------     --------
  Net pension expense (benefit)                     $  5,039     $  2,015     $ (1,093)
                                                    --------     --------     --------
                                                    --------     --------     --------

              STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The following table summarizes the status as of December 31, of the Company's pension plans. The plans' assets exceeded accumulated benefits. The net pension asset is included in the statement of financial position with Other Assets.

(In thousands)                                                       1994         1993
                                                                     ----         ----
Actuarial present value of benefit obligations:
 Vested benefit obligation                                         $140,230     $153,244
                                                                   --------     --------
                                                                   --------     --------
 Accumulated benefit obligation                                    $141,727     $154,058
                                                                   --------     --------
                                                                   --------     --------
Pension asset included in Other Assets:
Projected benefit obligation for service rendered to date          $153,334     $171,506
 Plan assets at fair value                                          154,209      161,224
                                                                   --------     --------
 Plan assets in excess (deficit) of projected benefit obligation        875      (10,282)
 Unrecognized net loss from past experience                          41,438       45,945
 Unrecognized prior service cost                                    (12,568)         403
 Unamortized transition asset                                       (18,184)     (19,466)
                                                                   --------     --------
Net pension asset                                                  $ 11,561     $ 16,600
                                                                   --------     --------
                                                                   --------     --------

Determination of the projected benefit obligation was based on a weighted average discount rate of 8.5% in 1994 and 7% in 1993. The assumed long-term rate of return on plan assets was 9% for both years. The actuarial present value of the projected benefit obligation was determined using assumed rates of increase in future compensation levels ranging from 5.5% to 6% for both years. Updated mortality tables were used in 1993 to reflect the longer life expectancy of retirees. Plan assets are invested primarily in various separate accounts and the general account of State Mutual.

The Company has a Profit Sharing and 401(k) Plan for which substantially all employees are eligible. The Company also has a similar integrated defined contribution plan for substantially all of its agents. Effective for plan years beginning after 1994, the profit sharing formula for employees has been discontinued and a 401(k) match feature has been added to the continuing 401(k) plan for the employees.

NOTE 9 - OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees and dependents, under a plan sponsored by State Mutual. Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. The medical plans have varying copayments and deductibles, depending on the plan. This plan is unfunded.

Effective January 1, 1993, the Company adopted the statutory accounting policy for employers' accounting for postretirement benefits other than pensions for its postretirement benefit plans. The accounting policy requires companies to recognize the estimated future cost of providing health and other postretirement benefits on an accrual basis. Previously, such costs were generally recognized as an expense when paid. The Company elected to immediately record the transition obligation in the amount of $23,495 thousand as a direct charge to contingency reserves. The cost for benefits earned during 1993, subsequent to adoption, and charged to operating expenses was approximately $1,600 thousand more than the expense that would have been recorded under the previous accounting method.

                  STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The status of the Company's plan at December 31, was as follows:

(In thousands)                                                    1994      1993
                                                                  ----      ----
Accumulated postretirement benefit obligation:
 Retirees                                                         $20,156  $21,143
 Active employees eligible to retire                                7,512    5,806
                                                                  -------  -------
Accumulated postretirement benefit obligation accrued              27,668   26,949
Unrecognized actuarial loss                                          (772)  (1,800)
                                                                  -------  -------
Net postretirement benefit liability                              $26,896  $25,149
                                                                  -------  -------
                                                                  -------  -------

The components of net periodic postretirement benefit expense for the years ended December 31, 1994 and 1993 are as follows:


(In thousands)                                                      1994       1993
                                                                    ----       ----
Service cost                                                       $1,291    $1,400
Interest cost on accumulated postretirement benefit obligation      2,051     1,932
Amortization of unrecognized (gain) loss                              214        --
                                                                   ------    ------
Net periodic postretirement benefit expense                        $3,556    $3,332
                                                                   ------    ------
                                                                   ------    ------

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1994, health care costs were assumed to increase 11%, declining thereafter to an ultimate rate of 6% over seven years. At
December 31, 1993, health care costs were assumed to increase 12%, declining to an ultimate rate of 5.5% over eight years. The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 8.5% and 7.0% at December 31, 1994 and 1993, respectively.

For purposes of measuring the accumulated postretirement benefit obligation at January 1, 1993 (the transition adjustment), health care costs were assumed to increase 15% for pre-1965 retirees and 13% for post-1965 retirees, declining thereafter to 6% over 10 years for pre-1965 retirees and 8 years for post-1965 retirees. The weighted average discount rate used in determining the accumulated postretirement benefit obligation at January 1, 1993 was 8.5%.

The health care costs trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rate by 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 1994 by $1,800 thousand, and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 1994 by $265 thousand.

NOTE 10 - CONTINGENCY RESERVES

Other adjustments to contingency reserves for the years ended December 31 are as follows:

(In thousands)                                                   1994          1993     1992
                                                                 ----          ----     ----
Change in non-admitted assets:
 Demutualization costs                                         $(10,299)    $ (4,000)  $   --
 Other                                                           (3,711)         171     (372)
                                                               --------     --------   ------
 Total change in non-admitted assets                            (14,010)      (3,829)    (372)
Transition adjustment for post retirement benefit obligation         --      (23,495)      --
Prior year taxes                                                 (3,383)     (13,915)      --
Prior year expense                                              (13,827)          --       --
FAS 87 adjustment for non-qualified pension plans                (7,132)          --       --
Other miscellaneous changes                                      (2,263)         406    2,202
                                                               --------     --------   ------
  Total other adjustments                                      $(40,615)    $(40,833)  $1,830
                                                               --------     --------   ------
                                                               --------     --------   ------

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 11 - REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended
December 31, is as follows:

(In thousands)                                            1994       1993       1992
                                                          ----       ----       ----
Reinsurance premiums assumed                            $ 62,127    $40,289   $ 35,679
Reinsurance premiums ceded                              $105,142    $81,545   $ 64,366
Deduction from insurance liability
 including reinsurance recoverable on unpaid claims     $ 90,244    $83,768   $106,774

The Company assumes from SMA Life approximately 10% of the individual life business of SMA Life. Premiums assumed by State Mutual aggregated $7,771 thousand, $9,000 thousand and $9,586 thousand in 1994, 1993 and 1992, respectively. The Company also has entered into reinsurance agreements whereby the Company cedes to SMA Life certain insurance risks related to individual accident and health business, premium income and related expenses. Premiums ceded pursuant to these agreements aggregated $3,788 thousand, $4,190 thousand and $4,614 thousand in 1994, 1993 and 1992, respectively.

NOTE 12 - DIVIDEND RESTRICTIONS

Delaware, New Hampshire and Michigan have enacted laws governing the payment of dividends and other distributions to stockholders by insurers. These laws affect the dividend paying ability of SMA Life, Hanover and Citizens, respectively.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the
preceding calendar year (if such insurer is not a life company).   Any
dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. While SMA Life is currently operating on a profitable basis, it has a negative earned surplus position and, accordingly, is precluded from paying dividends to State Mutual without the approval of the Delaware Commissioner of Insurance.

Pursuant to New Hampshire's statute, extraordinary dividends and other distributions may only be paid from statutory policyholders' surplus, excluding dividends paid, as of the December 31st preceding. An extraordinary dividend or distribution includes any dividend or distribution of cash or other property, whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds 10% of such insurers surplus as regards policyholders as of December 31, next preceding. Based on the 1994 statutory financial statements of Hanover, the maximum dividend that may be paid to Allmerica P&C at January 1, 1995 without prior approval from the New Hampshire Commissioner of Insurance is $92,400 thousand.

Under the Michigan Insurance Code, cash dividends may be paid by Citizens only from earnings and policyholders' surplus. In addition, a Michigan insurer may not pay an "extraordinary" dividend to its stockholders without prior approval of the Michigan Insurance Commissioner. An extraordinary dividend or distribution is defined as a dividend or distribution of cash or other property whose fair market value, together with that of other dividends and distributions made within the preceding 12 months, exceeds the greater of 10% of policyholders' surplus as of December 31 of the preceding year or the statutory net income less realized gains, for the immediately preceding calendar year. At January 1, 1995, Citizens could pay dividends of $32,700 thousand without approval of the Michigan Insurance Commissioner.

                  STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 13 - LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                               SEPARATE ACCOUNT I
            STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1994


------------------------------------------------------------------------------------------------------------
                                                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                                 1                2                  3
------------------------------------------------------------------------------------------------------------

ASSETS:
Investment in shares of Allmerica Investment Trust . .      $   444,484       $   111,248        $   376,577

LIABILITIES:
Payable to State Mutual Life Assurance Company
   of America(Sponsor) . . . . . . . . . . . . . . . .              422               110                337
                                                            -----------       -----------        -----------
Net assets . . . . . . . . . . . . . . . . . . . . . .      $   444,062       $   111,138        $   376,240
                                                            -----------       -----------        -----------
                                                            -----------       -----------        -----------


Net asset distribution by category:
   Qualified variable annuity policies . . . . . . . .      $   444,062       $   111,138        $   376,240
                                                            -----------       -----------        -----------
                                                            -----------       -----------        -----------


Qualified units outstanding, December 31, 1994 . . . .            4,174             1,110              3,615
Net asset value per qualified unit, December 31, 1994.      $106.389147       $100.109050        $104.088584


The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT I

--------------------------------------------------------------------------------------------
                                                            Sub-Account       Sub-Account
                                                                 4                 5
--------------------------------------------------------------------------------------------

ASSETS:
Investment in shares of Allmerica Investment Trust . .      $   105,121      $   123,217


LIABILITIES:
Payable to State Mutual Life Assurance Company
   of America(Sponsor) . . . . . . . . . . . . . . . .               98               157
                                                            -----------       -----------
Net assets . . . . . . . . . . . . . . . . . . . . . .      $   105,023       $   123,060
                                                            -----------       -----------
                                                            -----------       -----------


Net asset distribution by category:
   Qualified variable annuity policies . . . . . . . .      $   105,023       $   123,060
                                                            -----------       -----------
                                                            -----------       -----------


Qualified units outstanding, December 31, 1994 . . . .              987             1,234
Net asset value per qualified unit, December 31, 1994.      $106.437408       $ 99.753769

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT I

          Statements of Operations For the Year Ended December 31, 1994



-----------------------------------------------------------------------------------------------------------------------------
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                  1                   2                   3
-----------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . .     $   28,986          $    7,553          $    5,642


EXPENSES:
   Mortality and expense risk fees . . .          3,700               1,113               1,181
   Administrative expense fees . . . . .          1,028                 309                 328
                                             ----------          ----------          ----------
     Total expenses. . . . . . . . . . .          4,728               1,422               1,509
                                             ----------          ----------          ----------

   Net investment income . . . . . . . .         24,258               6,131               4,133
                                             ----------          ----------          ----------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss). . . . . . .         (7,214)             (1,965)              ---
   Net unrealized (loss) . . . . . . . .        (19,429)             (9,199)              ---
                                             ----------          ----------          ----------

   Net realized and unrealized
    gain (loss) on investments . . . . .        (26,643)            (11,164)              ---
                                             ----------          ----------          ----------
   Net increase (decrease) in
    net assets from operations . . . . .     $   (2,385)         $   (5,033)         $    4,133
                                             ----------          ----------          ----------
                                             ----------          ----------          ----------


The accompanying notes are an integral part of these financial statements.




                               SEPARATE ACCOUNT I

-------------------------------------------------------------------------------
                                             Sub-Account         Sub-Account
                                                  4                   5
-------------------------------------------------------------------------------


INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . .     $    3,411          $   15,644


EXPENSES:
   Mortality and expense risk fees . . .            842               2,691
   Administrative expense fees . . . . .            234                 747
                                             ----------          ----------
     Total expenses. . . . . . . . . . .          1,076               3,438
                                             ----------          ----------

   Net investment income . . . . . . . .          2,335              12,206
                                             ----------          ----------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss). . . . . . .          1,851             (14,172)
   Net unrealized (loss) . . . . . . . .         (3,828)             (3,709)
                                             ----------          ----------

   Net realized and unrealized
    gain (loss) on investments . . . . .         (1,977)            (17,881)
                                             ----------          ----------
   Net increase (decrease) in
    net assets from operations . . . . .     $      358          $   (5,675)
                                             ----------          ----------
                                             ----------          ----------



The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS




----------------------------------------------------------------------------------------------------------------------------------
                                                       SUB-ACCOUNT 1                                   SUB-ACCOUNT 2
                                        FOR THE YEAR ENDED       FOR THE PERIOD           FOR THE YEAR ENDED     FOR THE PERIOD
                                            12/31/94        5/14/93* to 12/31/93              12/31/94        4/06/93* to 12/31/93
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income . . . . . . .  $    24,258              $    30,707              $    6,131               $    3,265
   Net realized gain (loss) from
    security transactions. . . . . . .       (7,214)                      70                  (1,965)                      50
   Net unrealized gain (loss) on
    investments. . . . . . . . . . . .      (19,429)                 (22,372)                 (9,199)                  (2,610)
                                        -----------              -----------              ----------               ----------
   Net increase (decrease) in net
    assets from operations . . . . . .       (2,385)                   8,405                  (5,033)                     705
                                        -----------              -----------              ----------               ----------


  FROM CAPITAL TRANSACTIONS:
   Net deposits. . . . . . . . . . . .      202,325                  368,523                  33,040                  123,895
   Terminations. . . . . . . . . . . .     (156,935)                   --                    (29,798)                   --
   Annuity benefits. . . . . . . . . .        --                       --                      --                       --
   Other transfers from (to)
    the General Account of
    State Mutual Life Assurance
    Company of America (Sponsor) . . .       26,541                   (2,412)                 (4,510)                  (7,161)
                                        -----------              -----------              ----------               ----------
   Net increase(decrease) in net
    assets from capital transactions .       71,931                  366,111                  (1,268)                 116,734
                                        -----------              -----------              ----------               ----------

   Net increase(decrease) in net
    assets . . . . . . . . . . . . . .       69,546                  374,516                  (6,301)                 117,439


  NET ASSETS:
   Beginning of year . . . . . . . . .      374,516                   ---                    117,439                    ---
                                        -----------              -----------              ----------               ----------
   End of year . . . . . . . . . . . .  $   444,062              $   374,516              $  111,138               $  117,439
                                        -----------              -----------              ----------               ----------
                                        -----------              -----------              ----------               ----------

* Date of initial investment.





The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT I


----------------------------------------------------------------------------------------------------------------------------------
                                                       SUB-ACCOUNT 3                                   SUB-ACCOUNT 4
                                        FOR THE YEAR ENDED       FOR THE PERIOD           FOR THE YEAR ENDED     FOR THE PERIOD
                                            12/31/94        4/06/93* TO 12/31/93              12/31/94        5/14/93* TO 12/31/93
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income . . . . . . .  $     4,133              $       268              $    2,335               $    1,098
   Net realized gain (loss) from
    security transactions. . . . . . .        --                       --                      1,851                      310
   Net unrealized gain (loss) on
    investments. . . . . . . . . . . .        --                       --                     (3,828)                   2,665

                                        -----------              -----------              ----------               ----------
   Net increase (decrease) in net
    assets from operations . . . . . .        4,133                      268                     358                    4,073
                                        -----------              -----------              ----------               ----------



  FROM CAPITAL TRANSACTIONS:
   Net deposits. . . . . . . . . . . .      320,783                   49,577                  69,280                  113,328
   Terminations. . . . . . . . . . . .     (116,913)                 (14,351)                (72,498)                  (9,614)
   Annuity benefits. . . . . . . . . .         --                        --                     --                       --
   Other transfers from (to)
    the General Account of
    State Mutual Life Assurance
    Company of America (Sponsor) . . .      132,746                       (3)                     87                        9
                                        -----------              -----------              ----------               ----------
   Net increase(decrease) in net
    assets from capital transactions .      336,616                   35,223                  (3,131)                 103,723
                                        -----------              -----------              ----------               ----------

   Net increase(decrease) in net
    assets . . . . . . . . . . . . . .      340,749                   35,491                  (2,773)                 107,796


  NET ASSETS:
   Beginning of year . . . . . . . . .       35,491                     --                   107,796                     --
                                        -----------              -----------              ----------               ----------
   End of year . . . . . . . . . . . .  $   376,240              $    35,491              $  105,023               $  107,796
                                        -----------              -----------              ----------               ----------
                                        -----------              -----------              ----------               ----------



---------------------------------------------------------------------------------
                                                       SUB-ACCOUNT 5
                                        FOR THE YEAR ENDED       FOR THE PERIOD
                                            12/31/94        5/17/93* TO 12/31/93
---------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income . . . . . . . $    12,206              $     6,366
   Net realized gain (loss) from
    security transactions. . . . . . .     (14,172)                     (35)
   Net unrealized gain (loss) on
    investments. . . . . . . . . . . .      (3,709)                  (5,623)
                                       -----------              -----------
   Net increase (decrease) in net
    assets from operations . . . . . .      (5,675)                     708
                                       -----------              -----------


  FROM CAPITAL TRANSACTIONS:
   Net deposits. . . . . . . . . . . .      71,032                  317,983
   Terminations. . . . . . . . . . . .     (57,403)                  (8,350)
   Annuity benefits. . . . . . . . . .       --                       --
   Other transfers from (to)
    the General Account of
    State Mutual Life Assurance
    Company of America (Sponsor) . . .     (195,292)                      57
                                        -----------              -----------
   Net increase(decrease) in net
    assets from capital transactions .     (181,663)                 309,690
                                        -----------              -----------

   Net increase(decrease) in net
    assets . . . . . . . . . . . . . .     (187,338)                 310,398


  NET ASSETS:
   Beginning of year . . . . . . . . .      310,398                   --
                                        -----------              -----------
   End of year . . . . . . . . . . . .  $   123,060              $   310,398
                                        -----------              -----------
                                        -----------              -----------

* Date of initial investment.





The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT I
                NOTES TO FINANCIAL STATEMENTS - December 31, 1994



NOTE 1 - ORGANIZATION

  Separate Account I (SA-I) is a separate investment account of State Mutual Life Assurance Company of America (the Company). SA-I was established on October 1, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. Under applicable insurance law, the assets and liabilities of SA-I are clearly identified and distinguished from the other assets and liabilities of the Company. SA-I cannot be charged with liabilities arising out of any other business of the Company.

  SA-I is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). SA-I currently offers five Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of the Company. The Trust is an open-end, diversified series management investment company registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  Investments - Security transactions are recorded on the trade date. Investments in shares of the Trust are stated at the net asset value per share of the respective investment portfolio of the Trust. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust at net asset value.

  Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated Federal Income Tax return. The Company anticipates no tax liability resulting from the operations of SA-I. Therefore, no provision for income taxes has been charged against SA-I.

  Capital Transactions - The components of the prior year's net increase (decrease) in net assets from capital transactions have been disclosed in the current year Statements of Changes in Net Assets to conform to the current year presentation.

                               SEPARATE ACCOUNT I
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued


NOTE 3 - INVESTMENTS

  The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust at December 31, 1994 were as follows:



------------------------------------------------------------------------------
                                             PORTFOLIO INFORMATION
 SUB-     INVESTMENT               NUMBER OF      AGGREGATE      NET ASSET
ACCOUNT   PORTFOLIO                SHARES         COST        VALUE PER SHARE
------------------------------------------------------------------------------
          Allmerica Investment Trust:
 1        Growth                   245,030        $ 486,285      $ 1.814
 2        Investment Grade Income  109,929          123,057        1.012
 3        Money Market             376,577          376,577        1.000
 4        Equity Index              71,608          106,284        1.468
 5        Government Bond          123,588          132,549        0.997



NOTE 4 - RELATED PARTY TRANSACTIONS

  The Company makes a charge of .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis. Net deposits represent gross deposits less applicable state taxes.

  An IRA account fee is currently deducted on the policy anniversary date and upon full surrender of the IRA account. The IRA account fee is $25. For IRA accounts established after April 30, 1993, the IRA account fee will be waived in the following circumstances: if the contribution establishing the IRA account was at least $15,000, the IRA account fee will be waived on the first anniversary deduction; if the accumulated value is $15,000 as of December 31 of the calendar year previous to any subsequent anniversary deduction, the IRA account fee will be waived on such subsequent anniversary deduction. For the year ended December 31, 1994, IRA account fees deducted from accumulated value in the Separate Account amounted to $425.

  Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of SA-I, and does not receive any compensation for sales of the IRA policies. Commissions are paid to registered representatives of Allmerica Investments by the Company.

                               SEPARATE ACCOUNT I
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued


NOTE 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

  Transactions from policyowners and sponsor were as follows:


-------------------------------------------------------------------------------
                                 PERIOD ENDED DECEMBER 31,
                              1994                     1993
                              ----                     ----
                         UNITS     AMOUNT         UNITS     AMOUNT
-------------------------------------------------------------------------------
Sub-Account 1
Issuance of units. .      2,185    $ 232,422       3,508    $ 368,523
Redemption of units.     (1,496)    (160,491)        (23)      (2,412)
                         ------    ---------      ------    ---------
Net increase . . . .        689    $  71,931       3,485    $ 366,111
                         ------    ---------      ------    ---------
                         ------    ---------      ------    ---------

Sub-Account 2
Issuance of units. .        321    $  32,965       1,193    $ 123,895
Redemption of units.       (336)     (34,233)        (68)      (7,161)
                         ------    ---------      ------    ---------
Net increase (decrease)     (15)   $  (1,268)      1,125    $ 116,734
                         ------    ---------      ------    ---------
                         ------    ---------      ------    ---------

Sub-Account 3
Issuance of units. .      5,040    $ 518,505         492    $  49,577
Redemption of units.     (1,775)    (181,889)       (142)     (14,354)
                         ------    ---------      ------    ---------
Net increase              3,265    $ 336,616         350    $  35,223
                         ------    ---------      ------    ---------
                         ------    ---------      ------    ---------

Sub-Account 4
Issuance of units. .        650    $  69,367       1,103    $ 113,328
Redemption of units.       (675)     (72,498)        (91)      (9,605)
                         ------    ---------      ------    ---------
Net increase (decrease)     (25)   $  (3,131)      1,012    $ 103,723
                         ------    ---------      ------    ---------
                         ------    ---------      ------    ---------

Sub-Account 5
Issuance of units. .        706    $  79,132       3,131    $ 317,983
Redemption of units.     (2,521)    (260,795)        (82)      (8,293)
                         ------    ---------      ------    ---------
Net increase (decrease)  (1,815)   $(181,663)      3,049    $ 309,690
                         ------    ---------      ------    ---------
                         ------    ---------      ------    ---------

                               SEPARATE ACCOUNT I
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued


NOTE 6 - DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

  The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that SA-I satisfies the current requirements of the regulations, and it intends that SA-I will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

  Cost of purchases and proceeds from sales of the Trust shares by SA-I during the year ended December 31, 1994 were as follows:


      SUB-
     ACCOUNT        INVESTMENT PORTFOLIO          PURCHASES         SALES
     -------       ----------------------       -------------    ----------

      1             Growth . . . . . . . . . .    $ 254,658      $ 158,331
      2             Investment Grade Income. .       39,857         34,981
      3             Money Market . . . . . . .      497,101        156,058
      4             Equity Index . . . . . . .       72,770         73,570
      5             Government Bond. . . . . .       92,114        261,543
                                                  ---------      ---------
                    Totals . . . . . . . . . .    $ 956,500      $ 684,483
                                                  ---------      ---------
                                                  ---------      ---------


                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of State Mutual
Life Assurance Company of America and
Policyowners of Separate Account I of
State Mutual Life Assurance Company of America


  In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Sub-Accounts 1, 2, 3, 4 and 5 (constituting the Separate Account I of State Mutual Life Assurance Company of America) at December 31, 1994, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of State Mutual Life Assurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the Trust, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Boston, Massachusetts

February 13, 1995

                           PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS

     FINANCIAL STATEMENTS INCLUDED IN PART A
     None


     FINANCIAL STATEMENTS INCLUDED IN PART B
     Financial Statements for Separate Account I
     Financial Statements of the Company


     FINANCIAL STATEMENTS INCLUDED IN PART C
     None

(B) EXHIBITS

Exhibit 1 -    Votes Authorizing Establishment of Registrant dated August 20,
               1991 was previously filed on May 11, 1992.

Exhibit 2 -    Not Applicable.  Pursuant to Rule 26a-2, the Insurance Company
               may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

Exhibit 3 -    Specimen Sales and Administrative Services Agreement was
               previously filed on May 11, 1992 and is incorporated herein by reference.

Exhibit 4 -    Specimen Generic Contract and Certificate Forms was previously filed on May 11, 1992 and is incorporated herein by reference.

Exhibit 5 -    Specimen Application Form was previously filed on May 11, 1992 and is incorporated herein by reference.


Exhibit 6 -    The Depositor's restated Articles of Incorporation and Bylaws


Exhibit 7 -    Not Applicable.

Exhibit 8 -    AUV Calculation Services Agreement with The Shareholder Services
               Group dated March 31, 1995 was previously filed on May 1, 1995 and is incorporated herein by reference.


Exhibit 9 -    Consent and Opinion of Counsel.

Exhibit 10 -   Consent of Independent Accountants.

Exhibit 11 -   None.

Exhibit 12 -   None.

Exhibit 13 -   None.

Exhibit 14 -   Not Applicable.


Exhibit 15 -   Power of Attorney was previously filed on May 11, 1992 and is incorporated herein by reference.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

          NAME AND POSITION                       PRINCIPAL OCCUPATION
          -----------------                       --------------------

Michael P. Angelini, Esq., Director          Bowditch & Dewey
                                             311 Main Street
                                             Worcester, MA  01608

David A. Barrett, Director                   Consultant
                                             MCCM, Inc. and The Medical Center
                                             of Central Massachusetts
                                             11 Shattuck Street
                                             Worcester, MA  01605

Gail L. Harrison, Director                   Senior Vice President
                                             The Wexler Group
                                             Suite 600, 1317 F Street, N.W.
                                             Washington, DC  20004

J. Terrence Murray, Director                 Chairman, President and Chief
                                             Executive Officer Fleet/Norstar
                                             Financial Group, Inc.
                                             50 Kennedy Plaza
                                             Providence, RI  02903

Guy W. Nichols, Director                     Woods Hole Oceanographic
                                             Institution
                                             25 Research Drive
                                             Westborough, MA  01582

John F. O'Brien, Director                    President and Chief Executive
                                             Officer
                                             First Allmerica Financial
                                             Life Insurance Company
                                             440 Lincoln Street
                                             Worcester, MA  01653

Dr. John L. Sprague, Director                President
                                             John L. Sprague Associates
                                             One Cranberry Hill
                                             Lexington, MA  02173

Robert G. Stachler, Esq., Director           Taft, Stettinius & Hollister
                                             1800 Star Bank Center
                                             425 Walnut Street
                                             Cincinnati, OH  45202

Herbert M. Varnum, Director                  Chairman and Chief Executive
                                             Officer
                                             Quabaug Corporation
                                             17 School Street
                                             North Brookfield, MA  01535

Richard Manning Wall, Esq., Director         General Counsel and Asst. to the
                                             Chairman
                                             Flexcon Company, Inc.
                                             Flexcon Industrial Park
                                             Spencer, MA  01562

The principal business address of all the following Directors and Officers is:
440 Lincoln Street
Worcester, Massachusetts 01653


      NAME                                   PRINCIPAL OCCUPATION
      ----                                   --------------------

Barry Z. Aframe               Vice President and Counsel

Bruce C. Anderson             Vice President and Assistant Secretary

Richard J. Baker              Vice President and Secretary

Whitworth F. Bird, Jr., M.D.  Vice President and Medical Director

William P. Bishop             Vice President

Lawrence E. Blanchard         Vice President

Alan R. Boyer                 Vice President

Mark R. Colborn               Vice President and Controller

Lisa M. Coleman               Vice President

Deborah A. Culhane            Vice President

Dix F. Davis                  Vice President

Valentina T. Dingle           Vice President

Denzil C. Drewry              Vice President

Leonard D. Driscoll           Vice President

Bruce A. Emond                Vice President

Edward W. Ford                Vice President

Bruce H. Freedman             Vice President


Thomas E. Hardy               Vice President


William Hayward               Vice President

Brian L. Hirst                Vice President and Actuary

Kruno Huitzingh               Vice President and Chief Information Officer

Richard E. Johnson            Vice President

John P. Kavanaugh             Vice President

John F. Kelly                 Senior Vice President, General Counsel and
                                Assistant Secretary

Kathleen M. Klein             Vice President

Richard H. Kremer             Vice President

Jeffrey P. Lagarce            Vice President

Walter M. Laliberte           Vice President

Frank A. LoPiccolo            Vice President

Joseph W. MacDougall, Jr.     Vice President, Associate General Counsel and
                                Assistant Secretary

William H. Mawdsley           Vice President and Actuary


Roderick A. McGarry, II       Vice President


John W. Nunley                Vice President

John F. O'Brien               Director, President and Chief Executive Officer

Stephen Parker                Vice President

Edward J. Parry, III          Vice President and Treasurer

Jean S. Peters                Vice President

Richard M. Reilly             Vice President

Rachelle Reisberg             Vice President

Larry C. Renfro               Vice President

Winifred "Una" Rice           Vice President

Stephen P. Rutman             Vice President

Henry P. St. Cyr              Vice President and Assistant Treasurer

Eric A. Simonsen              Vice President and Chief Financial Officer

Mark T. Smith                 Vice President

Philip E. Soule               Vice President

Ann K. Tripp                  Vice President

James S. Wakefield            Vice President

Jerome F. Weihs               Vice President

Diane E. Wood                 Vice President


Item 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT. The Registrant is a separate account of First Allmerica Financial Life Insurance Company ("Company"). The following entities are under common control with the Company.


     NAME                                    ADDRESS             TYPE OF BUSINESS
     ----                                    -------             ----------------

AAM Equity Fund                         440 Lincoln Street       Massachusetts Grantor
                                        Worcester MA 01653       Trust

Allmerica Asset Management, Inc.        440 Lincoln Street       Investment advisory
                                        Worcester MA 01653       services

Allmerica Employees Insurance           440 Lincoln Street       Insurance Agency
     Agency, Inc.                       Worcester MA 01653


Allmerica Financial Life                440 Lincoln Street       Life insurance, accident
Insurance and Annuity                   Worcester MA 01653       & health insurance,
Company (formerly SMA Life                                       annuities,
variable Assurance Company)                                      annuities and variable
                                                                 life insurance


Allmerica Financial Services            440 Lincoln Street       Insurance Agency
     Insurance Agency, Inc.             Worcester, MA 01653

Allmerica Funds                         440 Lincoln Street       Investment Company
                                        Worcester MA 01653



Allmerica Institutional Services, Inc.  440 Lincoln Street       Accounting,
                                        Worcester MA 01653       marketing and
                                                                 shareholder
                                                                 services for
                                                                 investment
                                                                 companies

Allmerica Investment Services, Inc.     440 Lincoln Street       Holding Company
     (formerly Allmerica Financial      Worcester, MA 01653
     Services, Inc.)

Allmerica Investment Management         440 Lincoln Street       Investment Advisory
     Company, Inc.                      Worcester MA 01653       Services

Allmerica Investments, Inc.             440 Lincoln Street       Securities, retail broker-
                                        Worcester MA 01653       dealer

Allmerica Investment Trust              440 Lincoln Street       Investment Company
     (formerly SMA Investment Trust)    Worcester MA 01653

Allmerica Property and Casualty         440 Lincoln Street       Holding Company
     Companies, Inc.                    Worcester MA 01653

Allmerica Realty Advisors, Inc.         440 Lincoln Street       Investment Advisory
                                        Worcester MA 01653       services

Allmerica Securities Trust              440 Lincoln Street       Investment Company
                                        Worcester MA 01653

Allmerica Services, Inc.                440 Lincoln Street       Service Company
                                        Worcester MA 01653

Allmerica Trust Company, N.A.           440 Lincoln Street       Limited purpose
                                        Worcester, MA 01653      national trust
                                                                 company

AMGRO, Inc.                             472 Lincoln Street       Premium financing
                                        Worcester MA 01653

APC Funding Corp.                       440 Lincoln Street       Special purpose funding
                                        Worcester MA 01653       vehicle for commercial
                                                                 paper

Beltsville Drive Limited                440 Lincoln Street       Real estate partnership
     Partnership                         Worcester MA 01653

Citizens Corporation                    440 Lincoln Street       Holding Company
                                        Worcester MA 01653

Citizens Insurance Company of America   645 West Grand River     Multi-line fire &
                                        Howell MI 48843          casualty insurance


Citizens Insurance Company of Ohio      645 West Grand River     Multi-line fire &
                                        Howell MI 48843          casualty insurance

Citizens Management, Inc.               645 West Grand River     Services management
                                        Howell MI 48843          company

Greendale Special Placements Fund       440 Lincoln Street       Massachusetts Grantor
                                        Worcester MA 01653       Trust

The Hanover American Insurance          100 North Parkway        Multi-line fire &
     Company                            Worcester MA 01653       casualty insurance

The Hanover Insurance Company           100 North Parkway        Multi-line fire &
                                        Worcester MA 01605       casualty insurance


Hanover Texas Insurance                 801 East Campbell Road   Incorporated Branch




     Management Company, Inc.           Richardson TX  75081     Office of The Hanover
                                                                 Insurance Company
                                                                 Attorney-in-fact for
                                                                 Hanover Lloyd's
                                                                 Insurance Company

Hanover Lloyd's Insurance Company       801 East Campbell Road   Multi-line fire &
                                        Richardson TX 75081      casualty insurance

Hollywood Center, Inc.                  440 Lincoln Street       General business
                                        Worcester MA 01653       corporation

Linder Skokie Real Estate               440 Lincoln Street       General business
     Corporation                        Worcester MA 01653       corporation

Lloyds Credit Corporation               440 Lincoln Street       Premium financing
                                        Worcester MA 01653       service franchises

Logan Wells Water Company, Inc.         603 Heron Drive          Water Company, serving
                                        Bridgeport NJ 08014      land development
                                                                 investment

Massachusetts Bay Insurance             100 North Parkway        Multi-line fire &
     Company                            Worcester MA 01653       casualty

SMA Financial Corp.                     440 Lincoln Street       Holding Company
                                        Worcester MA 01653

Somerset Square, Inc.                   440 Lincoln Street       General business
                                        Worcester MA 01653       corporation

Sterling Risk Management Services, Inc. 100 North Parkway        Risk management
                                        Worcester MA 01605       services


Item 27.  NUMBER OF CONTRACT OWNERS.

  As of December 31, 1994, the Separate Account had 153 Policy owners.

Item 28.  INDEMNIFICATION.

To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

1. for any breach of the director's duty of loyalty to the Company or its policyholders;

2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;


3. for liability, if any, imposed on directors of insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B Section 62;


4. for any transactions from which the director derived an improper personal benefit.


Item 29.  PRINCIPAL UNDERWRITERS.


(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:
   - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company (formerly SMA Life Assurance Company)
   - VEL II Account, Inheiritage Account, Separate Accounts VA-K, VA-P and Allmerica Select Separate Account of the Company
   -  Allmerica Investment Trust

(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
       440 Lincoln Street
       Worcester, Massachusetts 01653

   NAME                            POSITION OR OFFICE WITH UNDERWRITER
   ----                            -----------------------------------

Abigail M. Armstrong          Secretary and Counsel

Philip J. Coffey              Vice President

Bob A. Freelove               Vice President

John F. Kelly                 Director

Eric S. Levy                  Assistant Vice President and Chief Financial
                              Officer

John F. O'Brien               Director


Stephen Parker                President and CEO


Edward J. Parry, III          Treasurer


Richard M. Reilly             Director


Eric A. Simonsen              Director

Ronald K. Smith               Vice President

Mark Steinberg                Senior Vice President

Robert T. Stemple             Vice President and Controller



Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts or on behalf of the Company by the Shareholder Services Group, Inc., at 290 Donald Lynch Boulevard, Marlborough, Massachusetts.

Item 31.  MANAGEMENT SERVICES.

Effective March 31, 1995, the Company has engaged The Shareholder Services Group, Inc., 53 State Street, Boston, Massachusetts to provide daily unit value calculations and related services for the Company's separate accounts.

Item 32.  UNDERTAKINGS.

(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(b) The registrant hereby undertakes to include as part of an application to purchase a certificate under the Contract a space that the applicant can check to request a Statement of Additional Information.

(c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS.

     Not Applicable

                                  EXHIBIT TABLE


Exhibit 6   -    Company's restated Articles of Incorporation and Bylaws

Exhibit 9   -    Consent and Opinion of Counsel

Exhibit 10  -    Consent of Independent Accountants

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused the Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Worcester and Commonwealth of Massachusetts on the 10th day of October, 1995. Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement.

                    STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA
                              SEPARATE ACCOUNT I


                              Attest: /s/   Richard J. Baker
                                      -----------------------------
                                      Richard J. Baker
                                      Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                Title                         Date
---------                -----                         ----

/s/    John F. O'Brien     Director, President and     October 10, 1995
------------------------   Chief Executive Officer
John F. O'Brien

/s/    Eric A. Simonsen    Vice President and
------------------------   Chief Financial Officer
Eric A. Simonsen

/s/    Mark R. Colborn     Vice President and
------------------------   Controller
Mark R. Colborn

Michael P. Angelini, Esq.
Mr. David A. Barrett
Ms. Gail L. Harrison
Mr. J. Terrence Murray
Mr. Guy W. Nichols         A majority of the Directors
Dr. John L. Sprague
Robert G. Stachler, Esq.
Mr. Herbert M. Varnum
Richard Manning Wall, Esq.


Richard J,. Baker, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of State Mutual Life Assurance Company of America pursuant to the Powers of Attorney duly executed by such persons.

/s/    Richard J. Baker
---------------------------------
Richard J. Baker
Attorney-In-Fact